UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-07239
Name of Registrant: Vanguard Horizon Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: September 30
Date of reporting period: June 30, 2018
Item 1: Schedule of Investments

Vanguard Strategic Equity Fund

Schedule of Investments (unaudited)
As of June 30, 2018

			Market
			Value
		Shares	($000)
Common Stocks (99.5%)1
Consumer Discretionary (14.5%)
	Best Buy Co. Inc.	1,016,191	75,788
	Lear Corp.	357,732	66,470
^,* RH		430,063	60,080
*	Weight Watchers International Inc.	519,241	52,495
*	NVR Inc.	17,225	51,164
*	Deckers Outdoor Corp.	435,399	49,152
	Bloomin' Brands Inc.	2,357,308	47,382
*	Liberty Media Corp-Liberty SiriusXM Class A	1,010,548	45,525
	Tailored Brands Inc.	1,773,341	45,256
	Ralph Lauren Corp. Class A	318,812	40,081
*	Michael Kors Holdings Ltd.	464,481	30,934
	Abercrombie & Fitch Co.	1,040,290	25,466
*	Live Nation Entertainment Inc.	519,036	25,210
*	Lululemon Athletica Inc.	193,302	24,134
	Kohl's Corp.	321,272	23,421
*	Burlington Stores Inc.	146,482	22,050
	PulteGroup Inc.	730,631	21,006
*	Chipotle Mexican Grill Inc. Class A	46,636	20,117
	Toll Brothers Inc.	538,926	19,935
^	PetMed Express Inc.	445,033	19,604
*	MSG Networks Inc.	817,042	19,568
	New York Times Co. Class A	735,034	19,037
*	Visteon Corp.	140,625	18,174
*	Planet Fitness Inc. Class A	410,637	18,043
	News Corp. Class B	1,112,444	17,632
	H&R Block Inc.	761,312	17,343
*	Grand Canyon Education Inc.	129,602	14,465
*	Taylor Morrison Home Corp. Class A	679,279	14,115
*	Chegg Inc.	468,590	13,022
	Domino's Pizza Inc.	45,038	12,708
	American Eagle Outfitters Inc.	496,730	11,549
*	Urban Outfitters Inc.	257,040	11,451
	Winnebago Industries Inc.	265,733	10,789
*	Norwegian Cruise Line Holdings Ltd.	202,348	9,561
^	Dillard's Inc. Class A	97,308	9,196
	Macy's Inc.	241,220	9,029
	MGM Resorts International	308,706	8,962
	Brinker International Inc.	156,481	7,449
*	Shake Shack Inc. Class A	112,220	7,427
	Vail Resorts Inc.	26,927	7,383
*	Cooper-Standard Holdings Inc.	51,621	6,745
*	ServiceMaster Global Holdings Inc.	112,361	6,682
	World Wrestling Entertainment Inc. Class A	87,994	6,408
	KB Home	231,089	6,295
*	Madison Square Garden Co. Class A	16,827	5,220
	Boyd Gaming Corp.	138,645	4,805
	Hyatt Hotels Corp. Class A	56,749	4,378
	Texas Roadhouse Inc. Class A	60,679	3,975
*	Liberty Media Corp-Liberty SiriusXM Class C	80,505	3,652

MDC Holdings Inc.	117,324	3,610
Strayer Education Inc.	31,487	3,558
		1,077,501
Consumer Staples (2.8%)
Nu Skin Enterprises Inc. Class A	517,627	40,473
Sanderson Farms Inc.	280,627	29,508
* National Beverage Corp.	272,330	29,112
Lamb Weston Holdings Inc.	345,236	23,652
JM Smucker Co.	161,269	17,333
* US Foods Holding Corp.	394,014	14,902
Conagra Brands Inc.	383,259	13,694
* Herbalife Nutrition Ltd.	209,757	11,268
* HRG Group Inc.	637,604	8,346
* Central Garden & Pet Co.	91,762	3,990
* Pilgrim's Pride Corp.	191,442	3,854
* Sprouts Farmers Market Inc.	172,484	3,807
Ingles Markets Inc. Class A	117,613	3,740
* Central Garden & Pet Co. Class A	55,030	2,227
		205,906
Energy (5.3%)
HollyFrontier Corp.	901,536	61,692
* Denbury Resources Inc.	9,117,263	43,854
* Whiting Petroleum Corp.	791,929	41,751
* California Resources Corp.	727,367	33,052
PBF Energy Inc. Class A	714,836	29,973
Marathon Oil Corp.	1,244,589	25,962
Cabot Oil & Gas Corp.	832,986	19,825
* Laredo Petroleum Inc.	1,846,206	17,761
SM Energy Co.	655,826	16,848
* ProPetro Holding Corp.	1,048,496	16,440
* Newfield Exploration Co.	523,727	15,843
* Cheniere Energy Inc.	203,415	13,261
Peabody Energy Corp.	229,349	10,431
Murphy Oil Corp.	288,308	9,736
^ RPC Inc.	620,953	9,047
* Renewable Energy Group Inc.	384,047	6,855
* Apergy Corp.	118,787	4,959
McDermott International Inc.	244,463	4,804
* Unit Corp.	157,451	4,025
* WildHorse Resource Development Corp.	157,744	4,000
* REX American Resources Corp.	46,131	3,735
		393,854
Financials (15.2%)
* E*TRADE Financial Corp.	1,201,172	73,464
Zions Bancorporation	1,217,451	64,148
Regions Financial Corp.	3,465,863	61,623
Primerica Inc.	596,456	59,407
Lincoln National Corp.	941,705	58,621
Fifth Third Bancorp	1,794,784	51,510
Unum Group	1,249,290	46,211
* MGIC Investment Corp.	4,175,597	44,762
LPL Financial Holdings Inc.	635,115	41,625
Walker & Dunlop Inc.	652,341	36,303
* Essent Group Ltd.	928,066	33,243
MSCI Inc. Class A	180,829	29,915
* World Acceptance Corp.	269,196	29,883

	Assured Guaranty Ltd.	833,422	29,778
	Comerica Inc.	325,393	29,585
*	Green Dot Corp. Class A	394,661	28,964
	Washington Federal Inc.	850,860	27,823
	Ally Financial Inc.	986,409	25,913
	Torchmark Corp.	283,704	23,096
	Citizens Financial Group Inc.	558,257	21,716
	Synovus Financial Corp.	395,334	20,886
	Santander Consumer USA Holdings Inc.	1,043,876	19,928
	FNF Group	483,765	18,199
	First American Financial Corp.	294,369	15,225
	TCF Financial Corp.	610,959	15,042
^,* Credit Acceptance Corp.		40,832	14,430
	Legg Mason Inc.	415,401	14,427
	Umpqua Holdings Corp.	625,955	14,140
	Universal Insurance Holdings Inc.	392,822	13,788
*	Texas Capital Bancshares Inc.	148,330	13,572
	Reinsurance Group of America Inc. Class A	91,651	12,234
*	NMI Holdings Inc. Class A	672,813	10,967
	Wintrust Financial Corp.	121,881	10,610
	BankUnited Inc.	249,668	10,199
*	BofI Holding Inc.	247,024	10,106
	CNO Financial Group Inc.	523,704	9,971
	Radian Group Inc.	582,783	9,453
	Hancock Whitney Corp.	188,513	8,794
	Virtu Financial Inc. Class A	323,609	8,592
	Webster Financial Corp.	133,465	8,502
^,* LendingTree Inc.		39,554	8,457
	Federal Agricultural Mortgage Corp.	93,790	8,392
	Commerce Bancshares Inc.	122,244	7,910
	Voya Financial Inc.	156,171	7,340
*	Flagstar Bancorp Inc.	172,107	5,896
	Cadence BanCorp Class A	185,779	5,363
	Nelnet Inc. Class A	84,513	4,936
	Cullen/Frost Bankers Inc.	35,825	3,878
	FirstCash Inc.	42,901	3,855
			1,132,682
Health Care (11.5%)
*	WellCare Health Plans Inc.	313,019	77,078
*	Align Technology Inc.	222,268	76,047
	Chemed Corp.	195,317	62,855
*	Charles River Laboratories International Inc.	554,833	62,285
*	Array BioPharma Inc.	3,120,614	52,364
*	Centene Corp.	340,141	41,909
*	PRA Health Sciences Inc.	390,653	36,471
*	Tivity Health Inc.	1,003,155	35,311
*	Mettler-Toledo International Inc.	57,319	33,166
*	Veeva Systems Inc. Class A	393,937	30,278
	Agilent Technologies Inc.	485,352	30,014
*	ABIOMED Inc.	72,841	29,796
*	Nektar Therapeutics Class A	587,519	28,688
*	Molina Healthcare Inc.	259,022	25,369
*	IQVIA Holdings Inc.	238,529	23,810
*	Myriad Genetics Inc.	559,614	20,913
*	Varian Medical Systems Inc.	183,351	20,851
*	Tenet Healthcare Corp.	596,108	20,011
*	Haemonetics Corp.	192,257	17,242

*	Madrigal Pharmaceuticals Inc.	45,406	12,700
*	Arena Pharmaceuticals Inc.	278,545	12,144
	Bruker Corp.	367,996	10,687
*	IDEXX Laboratories Inc.	47,053	10,255
*	ImmunoGen Inc.	1,008,030	9,808
	Perrigo Co. plc	133,504	9,734
*	Loxo Oncology Inc.	53,975	9,364
^,* Immunomedics Inc.		392,563	9,292
*	AMN Healthcare Services Inc.	145,238	8,511
*	Halozyme Therapeutics Inc.	460,497	7,769
	Encompass Health Corp.	113,077	7,657
*	Inogen Inc.	28,167	5,248
*	AnaptysBio Inc.	63,995	4,546
	Quest Diagnostics Inc.	39,666	4,361
*	Sangamo Therapeutics Inc.	224,541	3,188
*	Enanta Pharmaceuticals Inc.	19,839	2,299
			852,021
Industrials (14.8%)
	Spirit AeroSystems Holdings Inc. Class A	752,993	64,690
	WW Grainger Inc.	192,431	59,346
	Allison Transmission Holdings Inc.	1,440,673	58,333
*	United Rentals Inc.	389,427	57,487
	Greenbrier Cos. Inc.	1,067,501	56,311
	TransUnion	740,848	53,074
	Huntington Ingalls Industries Inc.	229,612	49,778
	SkyWest Inc.	878,456	45,592
	GATX Corp.	612,952	45,499
*	Meritor Inc.	2,158,365	44,398
*	TriNet Group Inc.	733,843	41,051
	Harris Corp.	272,317	39,361
*	Copart Inc.	669,572	37,871
	Oshkosh Corp.	537,301	37,783
	Wabash National Corp.	1,770,829	33,044
	Terex Corp.	744,491	31,410
*	XPO Logistics Inc.	285,777	28,629
*	Avis Budget Group Inc.	852,363	27,702
	Graco Inc.	591,571	26,751
*	HD Supply Holdings Inc.	505,907	21,698
	Quad/Graphics Inc.	876,976	18,267
	Brink's Co.	199,029	15,872
*	Harsco Corp.	685,104	15,141
	Robert Half International Inc.	231,040	15,041
	Herman Miller Inc.	441,532	14,968
*	Axon Enterprise Inc.	235,122	14,855
*	Cimpress NV	99,579	14,435
	Old Dominion Freight Line Inc.	87,446	13,026
	Pentair plc	284,312	11,964
*	Hertz Global Holdings Inc.	728,770	11,179
*	Rush Enterprises Inc. Class A	241,532	10,478
	ManpowerGroup Inc.	120,008	10,328
	Expeditors International of Washington Inc.	127,807	9,343
	KBR Inc.	471,201	8,444
*	Continental Building Products Inc.	247,993	7,824
	KAR Auction Services Inc.	116,192	6,367
	Global Brass & Copper Holdings Inc.	199,234	6,246
*	SPX Corp.	169,625	5,945
	Hawaiian Holdings Inc.	156,093	5,611

	ICF International Inc.	68,727	4,883
	Ennis Inc.	238,163	4,847
	ACCO Brands Corp.	314,599	4,357
	HEICO Corp.	55,876	4,075
*	TrueBlue Inc.	132,900	3,582
^,* nVent Electric plc		139,082	3,491
	Brady Corp. Class A	68,336	2,634
			1,103,011
Information Technology (16.9%)
*	Square Inc.	1,291,694	79,620
	CDW Corp.	891,724	72,042
^,* Advanced Micro Devices Inc.		4,566,472	68,451
*	Cadence Design Systems Inc.	1,466,830	63,528
	Booz Allen Hamilton Holding Corp. Class A	1,405,565	61,465
	NetApp Inc.	740,215	58,129
*	ON Semiconductor Corp.	2,542,077	56,523
*	Etsy Inc.	1,290,055	54,427
	Seagate Technology plc	925,086	52,240
*	CACI International Inc. Class A	283,858	47,844
*	TTM Technologies Inc.	2,528,513	44,578
*	Aspen Technology Inc.	462,322	42,876
	Broadridge Financial Solutions Inc.	350,970	40,397
*	Nutanix Inc.	737,957	38,056
^,* Match Group Inc.		981,322	38,016
	Science Applications International Corp.	469,078	37,963
*	RingCentral Inc. Class A	531,876	37,417
	SYNNEX Corp.	385,636	37,218
*	First Solar Inc.	645,147	33,973
*	Box Inc.	1,091,582	27,279
*	Hortonworks Inc.	1,034,707	18,852
*	Five9 Inc.	484,302	16,742
	MAXIMUS Inc.	251,723	15,635
	Jabil Inc.	505,846	13,992
*	Zebra Technologies Corp.	95,675	13,705
*	SolarEdge Technologies Inc.	282,278	13,507
*	New Relic Inc.	126,272	12,702
*	Mellanox Technologies Ltd.	149,357	12,591
	Total System Services Inc.	144,172	12,185
	ManTech International Corp. Class A	207,786	11,146
*	Amkor Technology Inc.	1,219,199	10,473
*	IPG Photonics Corp.	47,313	10,439
*	SMART Global Holdings Inc.	268,055	8,543
*	Cree Inc.	199,909	8,310
*	Stamps.com Inc.	32,425	8,205
*	ePlus Inc.	85,860	8,079
	MKS Instruments Inc.	75,823	7,256
	Avnet Inc.	167,610	7,189
*	Arista Networks Inc.	27,360	7,045
*	Fortinet Inc.	107,858	6,734
*	Pure Storage Inc. Class A	259,706	6,202
	CSG Systems International Inc.	147,815	6,041
*	Extreme Networks Inc.	732,889	5,834
	Kulicke & Soffa Industries Inc.	206,992	4,931
*	Synaptics Inc.	87,786	4,422
*	Anixter International Inc.	63,509	4,020
^,* Unisys Corp.		297,261	3,835
*	Citrix Systems Inc.	34,888	3,658

*	Alpha & Omega Semiconductor Ltd.	120,595	1,717
			1,256,032
Materials (5.4%)
	Huntsman Corp.	1,943,996	56,765
	CF Industries Holdings Inc.	1,153,776	51,228
	Louisiana-Pacific Corp.	1,844,500	50,207
	Westlake Chemical Corp.	378,822	40,773
	Chemours Co.	893,260	39,625
*	Alcoa Corp.	771,472	36,167
	Freeport-McMoRan Inc.	1,966,814	33,947
	Avery Dennison Corp.	224,285	22,899
	Greif Inc. Class A	321,489	17,003
	Eastman Chemical Co.	131,998	13,194
*	Owens-Illinois Inc.	587,125	9,870
	Ball Corp.	227,978	8,105
	Trinseo SA	107,166	7,603
	Warrior Met Coal Inc.	267,533	7,376
*	Koppers Holdings Inc.	165,105	6,332
			401,094
Real Estate (8.7%)
*	SBA Communications Corp. Class A	432,473	71,410
	Hospitality Properties Trust	2,004,594	57,352
	Ryman Hospitality Properties Inc.	541,957	45,064
	Extra Space Storage Inc.	432,178	43,136
	Jones Lang LaSalle Inc.	244,830	40,639
	Pebblebrook Hotel Trust	974,332	37,804
	Gaming and Leisure Properties Inc.	1,044,368	37,388
	Host Hotels & Resorts Inc.	1,389,722	29,282
	Xenia Hotels & Resorts Inc.	1,137,008	27,698
	Park Hotels & Resorts Inc.	877,679	26,883
	Lexington Realty Trust	3,073,093	26,828
	Spirit Realty Capital Inc.	3,331,481	26,752
*	CBRE Group Inc. Class A	548,496	26,185
	CubeSmart	757,966	24,422
	Senior Housing Properties Trust	1,001,502	18,117
	Life Storage Inc.	134,532	13,091
	Ashford Hospitality Trust Inc.	1,610,724	13,047
	CoreSite Realty Corp.	110,956	12,296
	National Health Investors Inc.	144,780	10,667
	Select Income REIT	401,951	9,032
	Washington Prime Group Inc.	1,039,295	8,429
	Lamar Advertising Co. Class A	91,164	6,228
	SL Green Realty Corp.	59,514	5,983
	NorthStar Realty Europe Corp.	360,751	5,227
	Equity LifeStyle Properties Inc.	54,428	5,002
	MGM Growth Properties LLC Class A	151,949	4,628
	New Senior Investment Group Inc.	550,644	4,168
	Universal Health Realty Income Trust	58,866	3,766
	Sunstone Hotel Investors Inc.	212,750	3,536
^,* Forestar Group Inc.		122,066	2,533
*	Spirit MTA REIT	243,044	2,503
			649,096
Telecommunication Services (0.5%)
*	Vonage Holdings Corp.	1,290,181	16,630
*	Zayo Group Holdings Inc.	438,735	16,005

	Shenandoah Telecommunications Co.			56,910	1,861
					34,496
Utilities (3.9%)
	FirstEnergy Corp.			1,974,571	70,907
	Entergy Corp.			866,566	70,010
	NRG Energy Inc.			1,961,242	60,210
*	Vistra Energy Corp.			1,485,797	35,154
	AES Corp.			1,233,102	16,536
	CenterPoint Energy Inc.			501,973	13,910
	MDU Resources Group Inc.			457,393	13,118
	Ameren Corp.			114,523	6,969
	National Fuel Gas Co.			71,385	3,780
					290,594
Total Common Stocks (Cost $5,954,500)					7,396,287
		Coupon
Temporary Cash Investments (1.1%)1
Money Market Fund (1.1%)
2,3 Vanguard Market Liquidity Fund		2.122%		778,429	77,851

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
4	United States Treasury Bill	1.849%	8/16/18	300	299
4	United States Treasury Bill	1.916%-1.919%	9/6/18	2,000	1,993
4	United States Treasury Bill	1.941%	9/27/18	600	597
					2,889
Total Temporary Cash Investments (Cost $80,726)					80,740
Total Investments (100.6%) (Cost $6,035,226)					7,477,027
Other Assets and Liabilities-Net (-0.6%)3					(42,942)
Net Assets (100%)					7,434,085

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $43,579,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.6%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $45,189,000 of collateral received for securities on loan.
4 Securities with a value of $1,893,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

Strategic Equity Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	September 2018	326	26,854	(437)
E-mini S&P Mid-Cap 400 Index	September 2018	54	10,563	(274)
				(711)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of June 30, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	7,396,287	—	—
Temporary Cash Investments	77,851	2,889	—
Futures Contracts—Assets[1]	15	—	—
Futures Contracts—Liabilities[1]	(59)	—	—

Strategic Equity Fund

Total	7,474,094	2,889	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. At June 30, 2018, the cost of investment securities for tax purposes was $6,035,226,000. Net unrealized appreciation of investment securities for tax purposes was $1,441,801,000, consisting of unrealized gains of $1,591,597,000 on securities that had risen in value since their purchase and $149,796,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Capital Opportunity Fund

Schedule of Investments (unaudited)
As of June 30, 2018

			Market
			Value
		Shares	($000)
Common Stocks (95.6%)
Consumer Discretionary (8.4%)
^,* Tesla Inc.		614,366	210,697
*	CarMax Inc.	2,777,797	202,418
	Carnival Corp.	3,178,200	182,143
	Royal Caribbean Cruises Ltd.	1,549,700	160,549
	TJX Cos. Inc.	1,625,000	154,667
*	Amazon.com Inc.	76,620	130,239
	Sony Corp. ADR	1,714,000	87,860
*	Norwegian Cruise Line Holdings Ltd.	1,290,200	60,962
*	Shutterfly Inc.	447,000	40,243
	Las Vegas Sands Corp.	319,000	24,359
	L Brands Inc.	586,700	21,637
	Ross Stores Inc.	250,000	21,187
*	Ulta Beauty Inc.	85,700	20,008
	Gildan Activewear Inc. Class A	645,000	18,163
	Tribune Media Co. Class A	459,000	17,566
	Marriott International Inc. Class A	131,300	16,623
	Whirlpool Corp.	51,600	7,545
*	Netflix Inc.	17,500	6,850
	Hilton Worldwide Holdings Inc.	76,333	6,043
	Newell Brands Inc.	208,500	5,377
	Restaurant Brands International Inc.	88,500	5,337
	Bed Bath & Beyond Inc.	238,900	4,760
	Lowe's Cos. Inc.	41,000	3,918
	CBS Corp. Class B	52,880	2,973
	Lions Gate Entertainment Corp. Class A	119,600	2,968
*	Ascena Retail Group Inc.	670,000	2,670
	Lions Gate Entertainment Corp. Class B	110,200	2,585
	Signet Jewelers Ltd.	41,036	2,288
^	Entercom Communications Corp. Class A	274,659	2,074
*	tronc Inc.	112,600	1,946
*	Burlington Stores Inc.	10,000	1,505
			1,428,160
Energy (0.3%)
	Cabot Oil & Gas Corp.	1,256,250	29,899
*	Southwestern Energy Co.	3,000,000	15,900
	Pioneer Natural Resources Co.	2,400	454
	EOG Resources Inc.	2,400	299
			46,552
Financials (5.4%)
*	E*TRADE Financial Corp.	3,915,229	239,455
	Charles Schwab Corp.	3,647,700	186,397
	Northern Trust Corp.	1,145,151	117,825
	Discover Financial Services	1,424,688	100,312
	Bank of America Corp.	3,477,417	98,028
	JPMorgan Chase & Co.	825,836	86,052
	Citigroup Inc.	515,000	34,464
	CME Group Inc.	190,554	31,236
	Progressive Corp.	409,502	24,222

	Travelers Cos. Inc.	36,174	4,426
	Moody's Corp.	18,200	3,104
	Chubb Ltd.	2,307	293
			925,814
Health Care (27.8%)
*	Biogen Inc.	2,331,100	676,578
	Eli Lilly & Co.	7,256,100	619,163
	Amgen Inc.	3,115,700	575,127
*	BioMarin Pharmaceutical Inc.	5,092,160	479,681
	Roche Holding AG	1,270,900	281,960
*	Alkermes plc	6,687,863	275,272
*	QIAGEN NV	7,147,500	258,454
	Novartis AG ADR	2,972,100	224,512
*	Boston Scientific Corp.	6,348,276	207,589
	Bristol-Myers Squibb Co.	3,133,800	173,425
^,* Seattle Genetics Inc.		2,424,900	160,989
*	Illumina Inc.	542,800	151,599
	Thermo Fisher Scientific Inc.	589,164	122,039
	Medtronic plc	1,079,000	92,373
*	Edwards Lifesciences Corp.	535,000	77,880
	Abbott Laboratories	1,219,200	74,359
	PerkinElmer Inc.	1,004,000	73,523
	AstraZeneca plc ADR	1,806,000	63,409
*	Charles River Laboratories International Inc.	383,000	42,996
*	Waters Corp.	128,000	24,780
	Zimmer Biomet Holdings Inc.	190,800	21,263
	Agilent Technologies Inc.	216,000	13,357
*	BeiGene Ltd. ADR	85,194	13,097
*	ImmunoGen Inc.	898,300	8,740
*,1 Siemens Healthineers AG		136,900	5,641
*	Cerner Corp.	9,400	562
			4,718,368
Industrials (16.8%)
	Southwest Airlines Co.	10,083,200	513,033
	FedEx Corp.	2,106,274	478,251
*	United Continental Holdings Inc.	5,603,300	390,718
	Airbus SE	2,595,700	302,905
	American Airlines Group Inc.	6,169,648	234,200
	Delta Air Lines Inc.	4,200,000	208,068
	Jacobs Engineering Group Inc.	2,178,519	138,314
*	JetBlue Airways Corp.	6,961,050	132,121
	Caterpillar Inc.	530,100	71,919
*	AECOM	1,900,600	62,777
^	Ritchie Bros Auctioneers Inc.	1,696,546	57,886
	Rockwell Automation Inc.	342,600	56,950
	Textron Inc.	621,000	40,930
	Curtiss-Wright Corp.	328,400	39,086
	IDEX Corp.	240,800	32,864
*	Ryanair Holdings plc ADR	265,000	30,271
	Old Dominion Freight Line Inc.	165,500	24,653
	Union Pacific Corp.	100,000	14,168
	Spirit AeroSystems Holdings Inc. Class A	139,600	11,993
	Boeing Co.	32,000	10,736
*	Spirit Airlines Inc.	11,656	424
			2,852,267

Information Technology (36.9%)
	NetApp Inc.	6,991,600	549,050
*	Adobe Systems Inc.	2,006,200	489,132
*	Alibaba Group Holding Ltd. ADR	2,108,400	391,171
	Texas Instruments Inc.	3,474,450	383,058
	NVIDIA Corp.	1,562,000	370,038
	Microsoft Corp.	3,654,800	360,400
*	Micron Technology Inc.	6,787,800	355,952
*	Alphabet Inc. Class C	263,948	294,474
*	Alphabet Inc. Class A	255,120	288,079
*	Splunk Inc.	2,569,698	254,683
*	Flex Ltd.	14,590,302	205,869
	Corning Inc.	6,410,850	176,362
*	Trimble Inc.	5,051,500	165,891
*	Cree Inc.	3,701,000	153,851
^	ASML Holding NV	713,300	141,212
	QUALCOMM Inc.	2,469,200	138,571
*,2 Descartes Systems Group Inc.		4,258,300	138,395
	Visa Inc. Class A	1,024,300	135,669
	KLA-Tencor Corp.	1,305,000	133,802
*	VMware Inc. Class A	641,600	94,296
*	BlackBerry Ltd.	8,826,500	85,176
	Plantronics Inc.	1,078,900	82,266
*	Electronic Arts Inc.	450,000	63,459
	HP Inc.	2,683,200	60,882
	Entegris Inc.	1,781,000	60,376
	Intuit Inc.	270,000	55,162
	Hewlett Packard Enterprise Co.	3,329,865	48,649
*	Rambus Inc.	3,840,000	48,154
*	PayPal Holdings Inc.	530,000	44,133
*	Keysight Technologies Inc.	674,000	39,786
^,* Altaba Inc.		491,800	36,005
*	FormFactor Inc.	2,577,800	34,285
	Telefonaktiebolaget LM Ericsson ADR	4,437,500	34,036
	Analog Devices Inc.	348,200	33,399
*	Dell Technologies Inc. Class V	386,606	32,699
*	Nuance Communications Inc.	2,229,000	30,950
	Jabil Inc.	1,115,800	30,863
*	eBay Inc.	822,300	29,817
	Teradyne Inc.	592,000	22,537
*	Facebook Inc. Class A	113,700	22,094
	Western Digital Corp.	262,000	20,281
	Mastercard Inc. Class A	97,800	19,220
	Apple Inc.	100,100	18,529
*	salesforce.com Inc.	132,300	18,046
	DXC Technology Co.	198,300	15,985
	Intel Corp.	290,000	14,416
	Universal Display Corp.	151,500	13,029
	Micro Focus International plc ADR	438,010	7,564
*	Autodesk Inc.	55,000	7,210
	Booz Allen Hamilton Holding Corp. Class A	139,750	6,111
	Oracle Corp.	62,500	2,754
	Perspecta Inc.	99,150	2,038
*	Arista Networks Inc.	1,100	283
			6,260,149

Real Estate (0.0%)
Equinix Inc.		1,200	516

Telecommunication Services (0.0%)
* T-Mobile US Inc.		22,900	1,368
^,* Sprint Corp.		215,800	1,174
			2,542
Total Common Stocks (Cost $7,101,169)			16,234,368
	Coupon
Temporary Cash Investment (5.3%)
Money Market Fund (5.3%)
3,4 Vanguard Market Liquidity Fund (Cost
$895,745)	2.122%	8,957,574	895,847

Total Investments (100.9%) (Cost $7,996,914)			17,130,215
Other Assets and Liabilities-Net (-0.9%)4			(155,405)
Net Assets (100%)			16,974,810

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $143,130,000.
* Non-income-producing security.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, the value of this security represented 0.0% of net assets.
2 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $148,641,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

Capital Opportunity Fund

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of June 30, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	15,643,862	590,506	—
Temporary Cash Investments	895,847	—	—
Total	16,539,709	590,506	—

D. At June 30, 2018, the cost of investment securities for tax purposes was $7,996,914,000. Net unrealized appreciation of investment securities for tax purposes was $9,133,301,000, consisting of unrealized gains of $9,400,436,000 on securities that had risen in value since their purchase and $267,135,000 in unrealized losses on securities that had fallen in value since their purchase.

E. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:

		Current Period Transactions
	Sept. 30,		Proceeds	Net	Change in			June 30,
	2017		from	Realized	Net		Capital Gain	2018
	Market	Purchases	Securities	Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Descartes Systems
Group Inc.	119,186	—	2,758	1,282	20,685	—	—	138,395
Vanguard Market
Liquidity Fund	541,459	NA1	NA1	(18)	27	5,252	—	895,847
Total	660,645			1,264	20,712	5,252	—	1,034,242
1 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Global Equity Fund

Schedule of Investments (unaudited)
As of June 30, 2018

		Market
		Value
	Shares	($000)
Common Stocks (96.3%)1
Australia (1.7%)
Aristocrat Leisure Ltd.	931,612	21,276
Qantas Airways Ltd.	4,185,755	19,060
Orica Ltd.	893,674	11,733
South32 Ltd.	2,794,555	7,462
BlueScope Steel Ltd.	532,774	6,800
Cleanaway Waste Management Ltd.	2,493,203	3,117
Coca-Cola Amatil Ltd.	369,500	2,513
Alumina Ltd.	1,179,434	2,441
Newcrest Mining Ltd.	137,170	2,227
ALS Ltd.	389,308	2,170
BHP Billiton Ltd.	83,350	2,086
QBE Insurance Group Ltd.	272,685	1,963
carsales.com Ltd.	166,216	1,858
Cochlear Ltd.	12,541	1,857
GUD Holdings Ltd.	169,877	1,779
DuluxGroup Ltd.	268,145	1,516
Caltex Australia Ltd.	50,649	1,219
Fairfax Media Ltd.	1,910,973	1,059
Asaleo Care Ltd.	829,105	855
Metcash Ltd.	432,726	835
Domain Holdings Australia Ltd.	281,365	670
GWA Group Ltd.	256,643	645
IPH Ltd.	162,810	535
Amcor Ltd.	47,949	511
Sigma Healthcare Ltd.	543,963	326
OZ Minerals Ltd.	40,015	279
Orora Ltd.	103,447	273
Peet Ltd.	30,773	30
Adairs Ltd.	17,378	29
Pro Medicus Ltd.	3,956	23
Grange Resources Ltd.	165,183	21
* Imdex Ltd.	14,789	13
		97,181
Austria (0.2%)
OMV AG	115,135	6,512
Raiffeisen Bank International AG	52,442	1,607
Wienerberger AG	40,599	1,013
Oesterreichische Post AG	12,505	570
ANDRITZ AG	6,455	342
UNIQA Insurance Group AG	9,905	91
* AT&S Austria Technologie & Systemtechnik AG	3,112	57
EVN AG	1,471	27
		10,219
Belgium (0.1%)
Anheuser-Busch InBev SA	22,527	2,272
UCB SA	23,016	1,804
		4,076

Brazil (0.8%)
Banco Bradesco SA Preference Shares	1,974,067	13,701
B3 SA - Brasil Bolsa Balcao	1,685,600	8,894
Natura Cosmeticos SA	351,626	2,746
Porto Seguro SA	259,489	2,724
Alpargatas SA Preference Shares	746,282	2,330
TOTVS SA	276,100	1,938
IRB Brasil Resseguros S/A	149,100	1,860
MRV Engenharia e Participacoes SA	577,500	1,794
Itausa - Investimentos Itau SA Preference Shares	626,723	1,484
QGEP Participacoes SA	327,056	1,249
* B2W Cia Digital	126,514	878
Embraer SA	124,167	777
Cosan SA Industria e Comercio	59,000	536
Nexa Resources SA	41,385	487
SLC Agricola SA	36,900	485
Banco BTG Pactual SA	91,488	437
EDP - Energias do Brasil SA	120,800	432
Magnesita Refratarios SA	20,900	342
* Construtora Tenda SA	45,395	279
* LPS Brasil Consultoria de Imoveis SA	377,000	273
Banco do Estado do Rio Grande do Sul SA Preference Shares	48,200	183
Cia Ferro Ligas da Bahia - Ferbasa Preference Shares	11,300	53
TPI - Triunfo Participacoes e Investimentos SA	114,000	47
Sul America SA	8,300	39
Trisul SA	12,400	8
		43,976
Canada (3.8%)
Fairfax Financial Holdings Ltd.	46,430	26,017
Toronto-Dominion Bank	372,838	21,579
^ Canadian Imperial Bank of Commerce	219,401	19,085
Fairfax Financial Holdings Ltd.	27,770	15,567
Bank of Montreal	195,900	15,143
Barrick Gold Corp.	1,037,889	13,627
Canadian Natural Resources Ltd.	303,239	10,945
Ritchie Bros Auctioneers Inc.	301,154	10,275
Constellation Software Inc.	11,700	9,074
Brookfield Asset Management Inc. Class A	204,273	8,287
Loblaw Cos. Ltd.	154,944	7,967
West Fraser Timber Co. Ltd.	101,529	6,988
Royal Bank of Canada	75,131	5,657
Rogers Communications Inc. Class B	115,233	5,473
* Canfor Corp.	180,669	4,348
Ritchie Bros Auctioneers Inc.	124,145	4,234
Gildan Activewear Inc.	147,288	4,149
BRP Inc.	66,534	3,208
^ Norbord Inc.	60,378	2,483
^ PrairieSky Royalty Ltd.	122,942	2,427
* Great Canadian Gaming Corp.	55,396	1,961
* Interfor Corp.	74,500	1,431
^ Western Forest Products Inc.	696,500	1,420
Maple Leaf Foods Inc.	50,100	1,267
Magna International Inc.	21,400	1,245
Linamar Corp.	25,600	1,126
Husky Energy Inc.	69,800	1,088
Canaccord Genuity Group Inc.	193,200	1,067
Canfor Pulp Products Inc.	48,500	930

Cogeco Inc.	14,162	626
Martinrea International Inc.	54,600	586
* MEG Energy Corp.	69,300	578
Just Energy Group Inc.	154,600	557
* CGI Group Inc. Class A	8,300	526
Colliers International Group Inc.	5,354	405
Morguard North American Residential REIT	30,100	344
Dream Office REIT	17,823	318
AGF Management Ltd. Class B	57,886	306
* ATS Automation Tooling Systems Inc.	17,700	263
North American Construction Group Ltd.	42,466	253
* International Petroleum Corp.	36,941	247
Morguard Corp.	1,900	242
* Transat AT Inc. Class B	33,500	208
Wajax Corp.	9,500	180
Rocky Mountain Dealerships Inc.	19,200	161
* DREAM Unlimited Corp. Class A	15,000	111
* Roots Corp.	12,100	98
* Taseko Mines Ltd.	90,528	98
Stuart Olson Inc.	10,500	62
* Trisura Group Ltd.	2,300	47
Corby Spirit and Wine Ltd.	1,800	28
Reitmans Canada Ltd. Class A	7,400	23
		214,335
Chile (0.1%)
Quinenco SA	929,953	2,734
Cia Cervecerias Unidas SA	185,688	2,323
Enaex SA	60,161	832
* Cia Sud Americana de Vapores SA	25,726,522	733
		6,622
China (4.3%)
* Alibaba Group Holding Ltd. ADR	245,136	45,480
* Baidu Inc. ADR	118,486	28,792
Ping An Insurance Group Co. of China Ltd.	2,050,000	18,773
* Ctrip.com International Ltd. ADR	332,016	15,814
Autohome Inc. ADR	148,852	15,034
Industrial & Commercial Bank of China Ltd.	19,956,000	14,884
PetroChina Co. Ltd.	19,080,000	14,535
* 58.com Inc. ADR	193,807	13,439
Agricultural Bank of China Ltd.	26,008,000	12,139
NetEase Inc. ADR	31,783	8,031
* China Construction Bank Corp.	7,952,000	7,276
Tsingtao Brewery Co. Ltd.	1,270,000	6,958
* China Biologic Products Holdings Inc.	52,184	5,183
CNOOC Ltd.	2,810,000	4,815
Kingboard Chemical Holdings Ltd.	1,229,000	4,476
Want Want China Holdings Ltd.	4,189,557	3,725
Tingyi Cayman Islands Holding Corp.	1,199,608	2,779
* YY Inc. ADR	26,031	2,615
* Li Ning Co. Ltd.	2,194,833	2,414
China Mengniu Dairy Co. Ltd.	674,000	2,273
China Shenhua Energy Co. Ltd.	952,500	2,253
Hengan International Group Co. Ltd.	224,415	2,153
Yum China Holdings Inc.	52,206	2,008
China Petroleum & Chemical Corp.	1,998,000	1,788
China Resources Cement Holdings Ltd.	1,434,000	1,443

China Shineway Pharmaceutical Group Ltd.	537,000	1,047
* Sinotruk Hong Kong Ltd.	527,000	864
Ajisen China Holdings Ltd.	1,556,000	613
Road King Infrastructure Ltd.	324,000	565
Shougang Fushan Resources Group Ltd.	1,154,000	274
Poly Property Group Co. Ltd.	643,000	265
Yuzhou Properties Co. Ltd.	428,000	252
* Valuetronics Holdings Ltd.	516,000	251
China Yuchai International Ltd.	10,279	223
Shui On Land Ltd.	759,000	192
* Daqo New Energy Corp. ADR	5,336	190
Dah Chong Hong Holdings Ltd.	369,000	183
* Consun Pharmaceutical Group Ltd.	164,000	153
China Sanjiang Fine Chemicals Co. Ltd.	395,000	132
* Jingrui Holdings Ltd.	242,000	102
TCL Electronics Holdings Ltd.	210,000	100
COSCO SHIPPING International Hong Kong Co. Ltd.	226,000	86
Tianyun International Holdings Ltd.	518,000	84
Overseas Chinese Town Asia Holdings Ltd.	148,000	72
West China Cement Ltd.	452,000	72
China Lilang Ltd.	42,000	60
* Cabbeen Fashion Ltd.	137,000	54
* HKC Holdings Ltd.	51,000	46
Henan Jinma Energy Co. Ltd.	57,000	30
Flat Glass Group Co. Ltd.	168,000	28
Rivera Holdings Ltd.	310,000	23
Greenland Hong Kong Holdings Ltd.	60,000	22
* Shanghai Prime Machinery Co. Ltd.	136,000	21
		245,084
Colombia (0.1%)
Bancolombia SA ADR	54,732	2,615
Grupo Aval Acciones y Valores Preference Shares	1,830,372	768
Ecopetrol SA ADR	36,786	756
Almacenes Exito SA	129,173	714
		4,853
Czech Republic (0.0%)
Komercni banka as	33,735	1,417

Denmark (1.1%)
H Lundbeck A/S	279,071	19,559
AP Moller - Maersk A/S Class B	8,648	10,698
* Genmab A/S	50,808	7,818
Novozymes A/S	94,341	4,772
Coloplast A/S Class B	41,765	4,170
GN Store Nord A/S	66,741	3,033
Vestas Wind Systems A/S	45,183	2,789
* William Demant Holding A/S	67,446	2,707
Novo Nordisk A/S Class B	55,985	2,586
Carlsberg A/S Class B	13,734	1,616
* Ambu A/S Class B	10,053	338
Danske Bank A/S	9,343	291
DSV A/S	2,899	233
* Ringkjoebing Landbobank A/S	4,158	232
Spar Nord Bank A/S	19,998	214
Per Aarsleff Holding A/S	3,101	110

Columbus A/S	11,386	27
		61,193
Finland (0.7%)
Neste Oyj	323,657	25,322
Tikkurila Oyj	273,780	4,703
Sampo Oyj Class A	69,264	3,373
Wartsila OYJ Abp	42,133	825
Nokian Renkaat Oyj	19,424	765
Amer Sports Oyj	18,528	583
Ramirent Oyj	54,118	573
Finnair Oyj	34,124	368
Orion Oyj Class B	12,087	325
Kone Oyj Class B	3,115	158
		36,995
France (1.6%)
^ Pernod Ricard SA	122,063	19,921
Bureau Veritas SA	664,682	17,719
L'Oreal SA	41,675	10,274
Legrand SA	128,365	9,402
Nexity SA	87,040	5,495
STMicroelectronics NV	184,542	4,082
Eramet	20,175	2,647
Airbus SE	21,530	2,512
^ Eurofins Scientific SE	3,815	2,116
BNP Paribas SA	31,265	1,934
STMicroelectronics NV	56,003	1,243
Getlink	85,067	1,166
Edenred	35,322	1,116
ArcelorMittal	37,256	1,087
Thales SA	8,089	1,041
AXA SA	40,105	980
* Ubisoft Entertainment SA	8,410	919
Teleperformance	4,796	847
TOTAL SA	10,955	665
Elis SA	22,458	514
JCDecaux SA	12,932	432
Ipsen SA	2,633	412
Neopost SA	13,276	357
Elis SA	14,337	327
Vicat SA	4,810	315
Imerys SA	3,796	306
LVMH Moet Hennessy Louis Vuitton SE	787	261
Beneteau SA	10,561	198
Hermes International	290	177
Kaufman & Broad SA	3,472	164
* Cegedim SA	3,492	137
Manitou BF SA	2,005	75
Savencia SA	845	74
Interparfums SA	1,368	58
Lacroix SA	1,336	49
Haulotte Group SA	2,107	36
AST Groupe SA	2,608	35
Fountaine Pajot SA	178	30
GL Events	1,094	29
Voyageurs du Monde	176	28

Groupe Guillin	715	27
		89,207
Germany (2.3%)
SAP SE	338,612	39,082
Deutsche Lufthansa AG	993,029	23,791
Deutsche Boerse AG	114,425	15,213
Infineon Technologies AG	397,784	10,104
Henkel AG & Co. KGaA	52,427	5,821
Henkel AG & Co. KGaA Preference Shares	43,812	5,590
Software AG	110,230	5,123
Fresenius Medical Care AG & Co. KGaA	37,948	3,821
Kloeckner & Co. SE	264,120	2,782
BASF SE	23,890	2,281
Brenntag AG	36,914	2,051
adidas AG	7,641	1,664
Volkswagen AG Preference Shares	9,458	1,563
Axel Springer SE	21,526	1,556
Stabilus SA	17,224	1,547
Bayerische Motoren Werke AG	16,980	1,535
Deutsche Telekom AG	93,838	1,450
CTS Eventim AG & Co. KGaA	23,080	1,133
Symrise AG	11,665	1,020
Fraport AG Frankfurt Airport Services Worldwide	6,822	656
TUI AG	25,148	551
MTU Aero Engines AG	2,449	469
Gerresheimer AG	5,257	425
Hannover Rueck SE	3,242	403
Wirecard AG	2,252	360
Bechtle AG	4,424	340
GEA Group AG	6,306	212
Rheinmetall AG	1,683	185
Siltronic AG	1,109	158
* Tom Tailor Holding SE	16,953	139
* zooplus AG	723	135
Bauer AG	5,764	127
HeidelbergCement AG	1,449	122
Amadeus Fire AG	1,093	118
comdirect bank AG	6,690	97
Wacker Neuson SE	2,922	74
DIC Asset AG	6,378	71
Zeal Network SE	2,099	65
Deutz AG	5,572	43
Villeroy & Boch AG Preference Shares	2,090	41
VIB Vermoegen AG	1,214	31
Sto AG Preference Shares	217	28
* FinTech Group AG	802	25
EDAG Engineering Group AG	1,250	24
CropEnergies AG	3,676	22
Gesco AG	570	18
		132,066
Greece (0.1%)
Grivalia Properties REIC AE	266,991	2,677
Fourlis Holdings SA	168,469	1,180
JUMBO SA	64,346	1,058
* Alpha Bank AE	284,993	635
Motor Oil Hellas Corinth Refineries SA	20,654	415

Hellenic Petroleum SA	19,568	163
Aegean Airlines SA	5,655	56
* Intracom Holdings SA	30,156	22
		6,206
Hong Kong (1.5%)
AIA Group Ltd.	4,661,600	40,609
Jardine Matheson Holdings Ltd.	254,200	16,018
Sands China Ltd.	1,676,400	8,938
CK Hutchison Holdings Ltd.	488,800	5,175
HSBC Holdings plc	507,200	4,745
Stella International Holdings Ltd.	1,491,673	1,844
* Esprit Holdings Ltd.	5,537,614	1,719
Television Broadcasts Ltd.	407,100	1,288
First Pacific Co. Ltd.	2,047,250	985
Hongkong & Shanghai Hotels Ltd.	683,700	973
K Wah International Holdings Ltd.	1,002,000	576
Goodbaby International Holdings Ltd.	949,000	574
Dairy Farm International Holdings Ltd.	62,000	544
ASM Pacific Technology Ltd.	24,500	309
CK Asset Holdings Ltd.	29,692	235
Hysan Development Co. Ltd.	39,000	218
SmarTone Telecommunications Holdings Ltd.	209,194	216
Microport Scientific Corp.	108,000	130
PC Partner Group Ltd.	162,000	129
Oriental Watch Holdings	356,000	114
New World Development Co. Ltd.	76,000	106
Dah Sing Banking Group Ltd.	29,600	62
Get Nice Holdings Ltd.	1,664,000	59
Texwinca Holdings Ltd.	136,823	58
Guoco Group Ltd.	3,000	45
* Global Brands Group Holding Ltd.	732,000	44
Fountain SET Holdings Ltd.	252,000	38
Wing Tai Properties Ltd.	38,000	32
* Precision Tsugami China Corp. Ltd.	24,000	28
* Orange Sky Golden Harvest Entertainment Holdings Ltd.	395,000	24
		85,835
Hungary (0.0%)
MOL Hungarian Oil & Gas plc	97,128	935

India (1.2%)
* ICICI Bank Ltd.	6,618,394	26,620
Housing Development Finance Corp. Ltd.	907,733	25,294
Axis Bank Ltd.	420,952	3,143
Oil & Natural Gas Corp. Ltd.	1,247,495	2,884
Bharti Airtel Ltd.	254,772	1,421
* Idea Cellular Ltd.	1,461,965	1,269
* JK Paper Ltd.	549,552	935
Shriram Transport Finance Co. Ltd.	39,577	751
Mphasis Ltd.	45,900	726
* SpiceJet Ltd.	451,015	719
West Coast Paper Mills Ltd.	92,356	354
Mindtree Ltd.	20,753	299
Persistent Systems Ltd.	21,788	258
* Automotive Axles Ltd.	13,775	246
* WNS Holdings Ltd. ADR	3,284	171
HIL Ltd.	6,611	171

	National Fertilizers Ltd.	179,217	121
	Redington India Ltd.	60,041	96
	Greaves Cotton Ltd.	45,314	96
*	Zensar Technologies Ltd.	3,695	69
	Infinite Computer Solutions India Ltd.	8,872	59
*	Vaibhav Global Ltd.	5,700	59
	Sandur Manganese & Iron Ores Ltd.	4,531	58
	Andhra Sugars Ltd.	10,565	54
*	EID Parry India Ltd.	14,033	49
*	PPAP Automotive Ltd.	2,948	24
	DCM Shriram Ltd.	5,139	22
	Visaka Industries Ltd.	2,582	19
			65,987
Indonesia (0.1%)
	United Tractors Tbk PT	545,900	1,202
	Harum Energy Tbk PT	5,361,500	928
	Media Nusantara Citra Tbk PT	14,400,850	922
	Indo Tambangraya Megah Tbk PT	331,000	516
	Erajaya Swasembada Tbk PT	2,118,600	361
*	Energi Mega Persada Tbk PT	37,526,300	326
	Adaro Energy Tbk PT	1,774,900	222
	Bank CIMB Niaga Tbk PT	1,908,400	126
	Surya Semesta Internusa Tbk PT	2,986,600	118
*	Panin Financial Tbk PT	7,079,800	101
	Bank Tabungan Negara Persero Tbk PT	332,100	57
	Petrosea Tbk PT	46,900	5
*	Bank Bukopin Tbk	135,400	3
			4,887
Ireland (1.4%)
	CRH plc	871,798	30,581
*	Ryanair Holdings plc ADR	221,910	25,349
	Bank of Ireland Group plc	2,433,462	18,884
*	ICON plc	17,162	2,274
	Paddy Power Betfair plc	12,061	1,318
	Irish Continental Group plc	165,753	981
	Paddy Power Betfair plc	7,403	821
*,2 Irish Bank Resolution Corp. Ltd.		122,273	—
			80,208
Israel (0.3%)
	Bank Leumi Le-Israel BM	1,316,674	7,791
	Bank Hapoalim BM	970,143	6,577
	First International Bank Of Israel Ltd.	22,888	479
*	Radware Ltd.	17,814	450
	Oil Refineries Ltd.	687,143	289
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	1,730	84
	Fox Wizel Ltd.	2,394	49
	Alrov Properties and Lodgings Ltd.	1,208	38
*	Ceragon Networks Ltd.	9,732	35
*	Amir Marketing & Investments in Agriculture Ltd.	2,900	20
			15,812
Italy (0.7%)
*	Fiat Chrysler Automobiles NV	1,284,392	24,229
	Luxottica Group SPA ADR	37,918	2,435
	CNH Industrial NV	216,187	2,284
	ERG SPA	84,083	1,834
	UniCredit SPA	110,025	1,824

Piaggio & C SPA	600,483	1,501
* Saipem SPA	299,022	1,371
EXOR NV	18,925	1,266
Eni SPA	50,688	940
Davide Campari-Milano SPA	97,959	804
Maire Tecnimont SPA	167,995	752
Luxottica Group SPA	10,514	677
Saras SPA	269,839	652
Intesa Sanpaolo SPA (Registered)	113,928	330
Danieli & C Officine Meccaniche SPA	12,841	226
Societa Iniziative Autostradali e Servizi SPA	13,457	202
* Fiera Milano SPA	29,726	133
* Arnoldo Mondadori Editore SPA	78,340	119
Falck Renewables SPA	41,576	100
* Aeffe SPA	29,321	88
Autogrill SPA	5,631	70
Reno de Medici SPA	60,029	67
Biesse SPA	1,667	65
Banca Finnat Euramerica SPA	59,070	25
* Intesa Sanpaolo Rights Exp. 07/17/2018	113,928	—
		41,994
Japan (6.4%)
MS&AD Insurance Group Holdings Inc.	1,062,400	32,997
CyberAgent Inc.	354,600	21,267
Sumitomo Mitsui Trust Holdings Inc.	510,100	20,125
Daito Trust Construction Co. Ltd.	114,900	18,691
Olympus Corp.	464,600	17,380
SMC Corp.	46,300	16,950
Kao Corp.	191,000	14,558
Secom Co. Ltd.	188,000	14,417
Advantest Corp.	688,100	14,273
Rohm Co. Ltd.	145,200	12,134
Fujitsu Ltd.	1,830,000	11,074
Persol Holdings Co. Ltd.	445,300	9,917
Tokio Marine Holdings Inc.	195,800	9,160
Sompo Holdings Inc.	191,700	7,735
Kyocera Corp.	135,300	7,609
Kansai Paint Co. Ltd.	354,800	7,363
* LINE Corp.	163,700	6,759
Nihon Unisys Ltd.	268,600	6,736
KDDI Corp.	244,200	6,678
Sohgo Security Services Co. Ltd.	79,200	3,726
Nippon Telegraph & Telephone Corp.	81,000	3,680
USS Co. Ltd.	182,000	3,460
Sumitomo Mitsui Financial Group Inc.	76,600	2,988
Konami Holdings Corp.	54,000	2,744
Hitachi Ltd.	388,000	2,733
Seven & i Holdings Co. Ltd.	57,600	2,512
West Japan Railway Co.	32,700	2,407
TIS Inc.	51,400	2,362
East Japan Railway Co.	23,800	2,279
Dai-ichi Life Holdings Inc.	122,500	2,180
Kirin Holdings Co. Ltd.	75,200	2,016
FUJIFILM Holdings Corp.	44,000	1,716
Toyota Motor Corp.	26,400	1,707
Japan Post Holdings Co. Ltd.	154,500	1,691
Bandai Namco Holdings Inc.	36,150	1,489

Resona Holdings Inc.	271,300	1,446
NTT Data Corp.	117,400	1,350
Fuji Media Holdings Inc.	76,300	1,302
Nissan Chemical Industries Ltd.	26,900	1,253
Mitsubishi Estate Co. Ltd.	66,700	1,164
EDION Corp.	115,700	1,164
Round One Corp.	73,700	1,157
Mixi Inc.	44,500	1,125
Obayashi Corp.	102,200	1,061
Koshidaka Holdings Co. Ltd.	71,600	1,051
Mitsubishi Corp.	37,500	1,040
Marui Group Co. Ltd.	47,100	991
Sekisui Chemical Co. Ltd.	56,500	961
SCSK Corp.	20,600	957
Mitsubishi Heavy Industries Ltd.	25,900	941
Alfresa Holdings Corp.	37,800	888
TDK Corp.	8,700	886
K's Holdings Corp.	84,000	871
Maeda Corp.	75,700	868
Omron Corp.	18,600	866
ITOCHU Corp.	45,300	819
Mizuho Financial Group Inc.	482,000	812
Yamato Holdings Co. Ltd.	26,600	783
Meitec Corp.	16,200	776
AEON Financial Service Co. Ltd.	35,900	765
Tokyo Gas Co. Ltd.	28,700	762
Casio Computer Co. Ltd.	46,600	757
NTT Urban Development Corp.	70,300	755
Ryohin Keikaku Co. Ltd.	2,100	738
NET One Systems Co. Ltd.	42,200	724
Subaru Corp.	24,700	718
Obic Co. Ltd.	8,500	702
NEC Corp.	25,200	691
Toray Industries Inc.	86,700	684
Nippon Television Holdings Inc.	40,270	679
Matsumotokiyoshi Holdings Co. Ltd.	14,900	669
Inpex Corp.	64,100	666
Daiwa House Industry Co. Ltd.	19,500	663
LIXIL Group Corp.	33,100	662
Nomura Holdings Inc.	135,600	656
Suntory Beverage & Food Ltd.	15,100	646
Nomura Co. Ltd.	28,900	637
Tohoku Electric Power Co. Inc.	52,000	635
* Renesas Electronics Corp.	63,300	619
Shimizu Corp.	59,300	614
Fukuoka Financial Group Inc.	117,000	587
Toyo Suisan Kaisha Ltd.	16,400	585
TechnoPro Holdings Inc.	9,300	571
Isetan Mitsukoshi Holdings Ltd.	45,700	570
Gunze Ltd.	8,800	563
Sumitomo Electric Industries Ltd.	37,300	555
Daifuku Co. Ltd.	12,200	533
^ Yamada Denki Co. Ltd.	106,000	527
Kubota Corp.	32,200	505
Japan Airlines Co. Ltd.	13,900	492
Sawai Pharmaceutical Co. Ltd.	10,800	491
Hoshizaki Corp.	4,800	485

Showa Corp.	29,300	482
Toyo Seikan Group Holdings Ltd.	26,200	460
Ushio Inc.	35,100	446
Bic Camera Inc.	28,700	442
SHO-BOND Holdings Co. Ltd.	6,300	438
Tokyo Electron Ltd.	2,500	429
Senko Group Holdings Co. Ltd.	51,700	408
Azbil Corp.	8,900	387
SoftBank Group Corp.	5,400	386
Toyota Industries Corp.	6,600	369
Nikon Corp.	23,000	366
Sumitomo Dainippon Pharma Co. Ltd.	17,100	361
Kanematsu Corp.	24,400	352
T-Gaia Corp.	13,400	342
Otsuka Corp.	8,600	337
Kawai Musical Instruments Manufacturing Co. Ltd.	7,000	325
Geo Holdings Corp.	23,800	318
Shiseido Co. Ltd.	3,700	294
Nojima Corp.	13,100	291
Noritz Corp.	17,200	280
Duskin Co. Ltd.	11,000	274
en-japan Inc.	5,300	267
Inaba Denki Sangyo Co. Ltd.	6,400	261
Mitsubishi Logistics Corp.	12,100	261
Capcom Co. Ltd.	10,400	256
Onward Holdings Co. Ltd.	32,700	251
Goldcrest Co. Ltd.	15,400	250
Arata Corp.	4,100	247
Hirata Corp.	3,400	243
Otsuka Holdings Co. Ltd.	4,900	237
Nippon Suisan Kaisha Ltd.	47,000	232
Toyo Tanso Co. Ltd.	7,900	231
Iwatani Corp.	6,600	230
Kurabo Industries Ltd.	72,000	227
ValueCommerce Co. Ltd.	13,300	222
Pasona Group Inc.	12,500	203
Information Development Co.	15,900	197
Mandom Corp.	6,300	196
Tokyu Construction Co. Ltd.	20,100	195
Aeon Delight Co. Ltd.	5,500	187
YAMABIKO Corp.	15,100	181
Keihin Corp.	8,900	181
Menicon Co. Ltd.	6,500	174
Rheon Automatic Machinery Co. Ltd.	9,800	170
Ulvac Inc.	4,300	164
Tamron Co. Ltd.	8,300	147
JFE Holdings Inc.	7,400	140
Internet Initiative Japan Inc.	6,800	136
ASAHI YUKIZAI Corp.	6,500	133
Happinet Corp.	10,100	128
Sakai Chemical Industry Co. Ltd.	4,700	126
NEC Capital Solutions Ltd.	7,200	125
Zensho Holdings Co. Ltd.	4,900	124
Tomoe Engineering Co. Ltd.	5,900	122
Maruwa Co. Ltd.	1,500	120
Mitsubishi Research Institute Inc.	2,400	110
Shizuoka Gas Co. Ltd.	11,900	109

NSD Co. Ltd.	4,400	100
Avant Corp.	11,500	100
Feed One Co. Ltd.	44,800	93
Central Sports Co. Ltd.	2,300	88
Aeon Fantasy Co. Ltd.	1,500	87
Mitsubishi UFJ Financial Group Inc.	15,100	86
Shindengen Electric Manufacturing Co. Ltd.	1,700	81
Jalux Inc.	3,000	81
Imasen Electric Industrial	6,400	68
Kura Corp.	1,000	66
Mochida Pharmaceutical Co. Ltd.	900	65
Nichiban Co. Ltd.	2,400	65
Komatsu Wall Industry Co. Ltd.	3,500	65
Airport Facilities Co. Ltd.	11,500	64
DTS Corp.	1,700	63
Koatsu Gas Kogyo Co. Ltd.	6,900	60
* Grandy House Corp.	13,600	60
Nihon Eslead Corp.	3,300	57
Cosmos Initia Co. Ltd.	8,400	56
Daito Pharmaceutical Co. Ltd.	1,800	56
Yamaya Corp.	1,800	54
Yuken Kogyo Co. Ltd.	2,300	52
Elematec Corp.	2,200	52
Tosei Corp.	4,900	52
Kohnan Shoji Co. Ltd.	2,200	51
Ichiken Co. Ltd.	2,200	51
Kitz Corp.	6,100	50
Wakachiku Construction Co. Ltd.	3,300	49
Asahi Diamond Industrial Co. Ltd.	6,900	49
Nippon Kanzai Co. Ltd.	2,400	48
Cota Co. Ltd.	3,520	48
Nippon Chemiphar Co. Ltd.	1,100	46
Atsugi Co. Ltd.	4,400	46
Shofu Inc.	3,500	46
Nikko Co. Ltd.	2,000	45
NuFlare Technology Inc.	700	43
Seiko Holdings Corp.	2,000	43
Sinanen Holdings Co. Ltd.	1,700	43
ASKA Pharmaceutical Co. Ltd.	3,300	43
Sankyo Tateyama Inc.	3,400	42
NJS Co. Ltd.	2,500	39
First Juken Co. Ltd.	3,100	39
Tachibana Eletech Co. Ltd.	2,100	38
Gurunavi Inc.	4,600	38
* Ishihara Sangyo Kaisha Ltd.	4,000	38
Kyosan Electric Manufacturing Co. Ltd.	6,000	37
Nippon Valqua Industries Ltd.	1,300	37
Maruzen Showa Unyu Co. Ltd.	8,000	37
Mikuni Corp.	7,300	36
JK Holdings Co. Ltd.	4,700	36
NS Tool Co. Ltd.	1,600	36
Proto Corp.	2,700	35
Furuno Electric Co. Ltd.	4,500	35
Tigers Polymer Corp.	5,100	35
Lonseal Corp.	1,900	35
Endo Lighting Corp.	4,400	35
Maruka Machinery Co. Ltd.	2,000	35

Rion Co. Ltd.	1,600	34
Terasaki Electric Co. Ltd.	2,800	34
Justsystems Corp.	1,600	33
Minori Solutions Co. Ltd.	2,200	32
Taiko Bank Ltd.	1,500	29
Hamakyorex Co. Ltd.	1,000	29
Yushiro Chemical Industry Co. Ltd.	1,900	29
Amiyaki Tei Co. Ltd.	700	29
Sanyo Denki Co. Ltd.	400	28
Nippon Kinzoku Co. Ltd.	1,600	27
JVC Kenwood Corp.	9,200	26
Yaizu Suisankagaku Industry Co. Ltd.	2,200	25
Sawada Holdings Co. Ltd.	2,600	24
Amano Corp.	1,000	24
Ainavo Holdings Co. Ltd.	2,500	23
Natoco Co. Ltd.	2,100	23
Mory Industries Inc.	800	22
Nakakita Seisakusho Co. Ltd.	700	22
San Holdings Inc.	900	21
NH Foods Ltd.	500	20
Toell Co. Ltd.	1,700	14
Takano Co. Ltd.	400	4
		359,108
Kenya (0.0%)
East African Breweries Ltd.	221,297	477
Equity Group Holdings Ltd.	239,600	110
		587
Malaysia (0.6%)
Tenaga Nasional Bhd.	6,863,900	24,884
Malayan Banking Bhd.	1,537,700	3,425
Petronas Dagangan Bhd.	225,600	1,386
Public Bank Bhd. (Local)	189,400	1,096
Supermax Corp. Bhd.	419,800	433
Hengyuan Refining Co. Bhd.	209,900	323
Uchi Technologies Bhd.	413,800	279
Hong Leong Bank Bhd.	51,000	230
Padini Holdings Bhd.	115,700	171
Malaysian Pacific Industries Bhd.	55,000	139
* Lion Industries Corp. Bhd.	595,900	127
Ann Joo Resources Bhd.	239,700	118
* AirAsia X Bhd.	1,130,800	95
Petron Malaysia Refining & Marketing Bhd.	33,100	59
Muhibbah Engineering M Bhd.	79,700	59
Batu Kawan Bhd.	12,700	56
BIMB Holdings Bhd.	58,100	55
Oriental Holdings Bhd.	17,800	27
Favelle Favco Bhd.	37,000	23
* Wah Seong Corp. Bhd.	59,100	19
		33,004
Mexico (0.3%)
Ternium SA ADR	71,622	2,494
Grupo Televisa SAB ADR	115,008	2,179
Gentera SAB de CV	2,329,755	2,061
Mexichem SAB de CV	622,789	1,801
3 Nemak SAB de CV	2,341,321	1,605
Grupo Lala SAB de CV	1,229,751	1,268

*	Genomma Lab Internacional SAB de CV Class B	1,349,440	1,127
	Grupo Financiero Inbursa SAB de CV	799,404	1,119
	Industrias Bachoco SAB de CV Class B	179,252	864
*	Grupo Simec SAB de CV Class B	87,571	273
	Corp Inmobiliaria Vesta SAB de CV	144,182	188
	Grupo Comercial Chedraui SA de CV	53,386	124
	Grupo Cementos de Chihuahua SAB de CV	17,560	114
	Rassini SAB de CV	32,481	111
	Macquarie Mexico Real Estate Management SA de CV	91,124	90
	Consorcio ARA SAB de CV	143,302	49
*	Grupo Famsa SAB de CV Class A	42,990	27
			15,494
Netherlands (1.0%)
	Unilever NV	461,147	25,694
^,3 Signify NV		536,812	13,888
	Heineken NV	27,344	2,740
	Koninklijke Philips NV	46,758	1,981
	Akzo Nobel NV	21,483	1,832
	Koninklijke Ahold Delhaize NV	61,477	1,468
	ASR Nederland NV	35,062	1,428
	Koninklijke KPN NV	436,086	1,186
^	Boskalis Westminster	27,009	785
	Aegon NV	117,234	700
	ASML Holding NV	3,252	644
	Van Lanschot Kempen NV	13,384	378
	IMCD NV	5,051	338
	Randstad NV	4,694	275
	NSI NV	5,876	246
	Koninklijke Volkerwessels NV	5,544	142
*,3 Takeaway.com NV		1,697	113
	Kendrion NV	2,335	95
	Eurocastle Investment Ltd.	5,707	48
	Vastned Retail NV	871	41
	KAS Bank NV	2,615	30
	ICT Group NV	1,498	27
			54,079
New Zealand (0.1%)
	Spark New Zealand Ltd.	343,687	867
	SKY Network Television Ltd.	470,711	828
*	a2 Milk Co. Ltd.	99,037	769
	Air New Zealand Ltd.	23,005	50
	PGG Wrightson Ltd.	38,951	18
			2,532
Norway (0.5%)
	Schibsted ASA Class A	293,844	8,911
	Schibsted ASA Class B	295,641	8,340
	Aker BP ASA	59,424	2,186
	Equinor ASA	45,077	1,192
*	DNO ASA	520,031	957
	Bakkafrost P/F	15,319	849
	DNB ASA	39,475	769
*	BW Offshore Ltd.	127,661	652
	Salmar ASA	13,075	548
*	Petroleum Geo-Services ASA	50,767	237
	Aker ASA	2,298	175
	SpareBank 1 Nord Norge	21,914	164

Grieg Seafood ASA	15,443	162
Austevoll Seafood ASA	8,816	106
Atea ASA	6,653	96
* Kvaerner ASA	20,785	44
* Scottish Salmon Co. plc	17,992	26
* Odfjell Drilling Ltd. Rights Exp. 7/4/2018	3,366	—
		25,414
Other (0.4%)
4 Vanguard FTSE Emerging Markets ETF	464,942	19,621

Peru (0.0%)
Cia de Minas Buenaventura SAA ADR	75,457	1,028

Philippines (0.0%)
PLDT Inc.	32,000	766
San Miguel Corp.	104,640	270
Lopez Holdings Corp.	2,858,149	192
Petron Corp.	706,200	118
		1,346
Poland (0.1%)
Grupa Lotos SA	219,952	3,332
Polski Koncern Naftowy ORLEN SA	48,217	1,080
Eurocash SA	173,215	1,001
LPP SA	50	113
* Impexmetal SA	51,625	54
Lubelski Wegiel Bogdanka SA	685	10
		5,590
Portugal (0.0%)
Sonae SGPS SA	167,478	201
Altri SGPS SA	16,686	168
* Mota-Engil SGPS SA	18,138	61
Semapa-Sociedade de Investimento e Gestao	1,324	35
Sonae Capital SGPS SA	25,799	27
		492
Qatar (0.0%)
Ooredoo QPSC	27,036	540
Qatar Fuel QSC	9,808	396
Qatar International Islamic Bank QSC	26,807	391
Doha Bank QPSC	30,301	223
* Mannai Corp. QSC	2,843	38
		1,588
Russia (0.7%)
Sberbank of Russia PJSC ADR	1,562,756	22,355
* Mail Ru Group GDR	291,017	8,406
* Yandex NV Class A	52,081	1,870
PhosAgro PJSC GDR	141,847	1,813
Lukoil PJSC ADR	20,620	1,404
* Global Ports Investments plc GDR	504,685	1,336
Magnit PJSC	15,854	1,163
Globaltrans Investment plc GDR	96,114	980
Tatneft PJSC ADR	2,408	151
Novolipetsk Steel PJSC GDR	4,175	101
* Mail.Ru Group Ltd. GDR	2,727	77
		39,656

Singapore (0.5%)
DBS Group Holdings Ltd.	738,900	14,369
United Overseas Bank Ltd.	163,900	3,212
Great Eastern Holdings Ltd.	138,600	2,956
Venture Corp. Ltd.	168,400	2,200
Oversea-Chinese Banking Corp. Ltd.	209,600	1,785
Delfi Ltd.	1,842,500	1,695
Haw Par Corp. Ltd.	95,041	936
GL Ltd.	742,500	427
AEM Holdings Ltd.	392,700	323
United Industrial Corp. Ltd.	103,900	248
Heeton Holdings Ltd.	326,200	132
Golden Energy & Resources Ltd.	107,600	28
HRnetgroup Ltd.	20,200	13
		28,324
South Africa (1.7%)
Naspers Ltd.	269,848	68,040
Sappi Ltd.	1,141,507	7,595
Exxaro Resources Ltd.	392,193	3,581
MTN Group Ltd.	451,369	3,547
Tiger Brands Ltd.	107,470	2,596
Telkom SA SOC Ltd.	661,875	2,361
Anglo American Platinum Ltd.	74,220	1,936
Cie Financiere Richemont SA	128,599	1,085
Barloworld Ltd.	94,005	887
Old Mutual Ltd.	356,080	721
Reunert Ltd.	101,022	592
JSE Ltd.	47,028	554
Tsogo Sun Holdings Ltd.	362,377	541
* Grindrod Ltd.	728,227	498
Raubex Group Ltd.	315,575	444
MMI Holdings Ltd.	342,354	441
* Super Group Ltd.	86,136	221
Merafe Resources Ltd.	1,538,151	193
* Grindrod Shipping Holdings Ltd.	18,205	191
MiX Telematics Ltd. ADR	9,884	175
Wilson Bayly Holmes-Ovcon Ltd.	6,697	73
Astral Foods Ltd.	3,412	71
Absa Bank Ltd. Preference Shares	967	50
		96,393
South Korea (2.3%)
Samsung Electronics Co. Ltd.	1,065,600	44,638
SK Hynix Inc.	396,933	30,468
LG Electronics Inc.	200,932	14,960
LG Display Co. Ltd.	455,817	7,478
Shinhan Financial Group Co. Ltd.	124,925	4,837
Samsung Fire & Marine Insurance Co. Ltd.	14,646	3,470
KT Corp.	98,618	2,425
LG Corp.	29,352	1,898
Hyundai Motor Co.	15,837	1,780
Hyundai Elevator Co. Ltd.	17,816	1,438
Hana Financial Group Inc.	34,206	1,313
SK Innovation Co. Ltd.	7,241	1,312
S-1 Corp.	13,915	1,209
Lotte Shopping Co. Ltd.	6,342	1,196
POSCO	4,021	1,186

KT Corp. ADR	83,425	1,108
CJ O Shopping Co. Ltd.	4,235	1,062
Hanwha Chemical Corp.	45,431	890
GS Home Shopping Inc.	4,493	726
Asia Cement Co. Ltd.	3,424	440
LOTTE Fine Chemical Co. Ltd.	7,500	437
Poongsan Corp.	12,087	369
LG Uplus Corp.	27,790	349
Cheil Worldwide Inc.	18,678	346
Douzone Bizon Co. Ltd.	6,129	341
Hyundai Corp.	7,369	240
Huchems Fine Chemical Corp.	8,962	235
NICE Information Service Co. Ltd.	21,494	212
Hansol Paper Co. Ltd.	13,439	202
E1 Corp.	2,978	182
KISCO Corp.	27,830	182
JB Financial Group Co. Ltd.	35,413	177
Handsome Co. Ltd.	4,565	171
Visang Education Inc.	18,447	148
Dongkuk Steel Mill Co. Ltd.	19,523	148
* YeaRimDang Publishing Co. Ltd.	10,877	137
DGB Financial Group Inc.	13,547	125
* Tovis Co. Ltd.	16,661	122
Spigen Korea Co. Ltd.	2,883	117
Silicon Works Co. Ltd.	3,199	104
Hyundai Telecommunication Co. Ltd.	10,288	95
* Dongbu Corp.	10,638	91
Posco M-Tech Co. Ltd.	19,615	87
Huvis Corp.	10,796	86
AK Holdings Inc.	1,169	79
NOROO Paint & Coatings Co. Ltd.	8,804	79
KyungDong City Gas Co. Ltd.	1,762	71
Seohan Co. Ltd.	34,322	64
Daewon Co. Ltd.	5,602	61
* Bixolon Co. Ltd.	10,491	60
LF Corp.	2,318	58
iMarketKorea Inc.	8,406	52
Daewon San Up Co. Ltd.	7,868	50
* Dohwa Engineering Co. Ltd.	7,969	50
* Dae Hyun Co. Ltd.	19,903	47
Zeus Co. Ltd.	2,810	45
* Kumkang Kind Co. Ltd.	1,711	44
ESTec Corp.	4,601	42
Korea United Pharm Inc.	1,646	38
* Hansae Yes24 Holdings Co. Ltd.	5,134	35
* Kukdong Oil & Chemicals Co. Ltd.	10,815	35
* Dong-Il Corp.	668	35
* JASTECH Ltd.	3,922	33
Young Poong Precision Corp.	3,958	31
Telechips Inc.	3,026	31
GOLFZON Co. Ltd.	789	30
Interpark Holdings Corp.	11,428	29
Moorim Paper Co. Ltd.	8,414	26
* Iljin Power Co. Ltd.	4,114	24
Heng Sheng Holding Group Ltd.	15,242	20
* Doosan Engineering & Construction Co. Ltd.	9,651	20
		129,726

Spain (0.6%)
*	ACS Actividades de Construccion y Servicios SA	462,936	18,678
	Distribuidora Internacional de Alimentacion SA	1,414,167	4,108
	Ence Energia y Celulosa SA	251,404	2,222
	Viscofan SA	18,184	1,237
	Bankia SA	298,755	1,114
*	Repsol SA	49,129	959
	Acerinox SA	55,830	738
^	Amadeus IT Group SA	9,171	721
*	ACS Actividades de Construccion y Servicios SA Rights Exp. 7/6/2018	462,936	477
	Grifols SA	13,319	399
	Mediaset Espana Comunicacion SA	39,308	330
	Banco Santander SA	42,336	226
*,3 Gestamp Automocion SA		27,721	207
	Cia de Distribucion Integral Logista Holdings SA	7,879	203
*	Ferrovial SA	8,563	175
	Prosegur Cia de Seguridad SA	20,942	137
	CIE Automotive SA	4,436	131
*	eDreams ODIGEO SA	15,797	64
*	Repsol SA Rights Exp. 7/6/2018	49,129	28
	Lar Espana Real Estate Socimi SA	2,440	27
*	Laboratorio Reig Jofre SA	7,738	25
*,3 Global Dominion Access SA		2,914	16
*	Laboratorio Reig Jofre SA Rights Exp. 07/06/18	7,738	1
			32,223
Sweden (0.9%)
	Svenska Handelsbanken AB Class A	1,620,270	17,945
*	Atlas Copco AB Class B	588,335	15,327
*	Epiroc AB Class B	588,335	5,386
	Assa Abloy AB Class B	171,219	3,632
	Sandvik AB	95,588	1,688
	Lundin Petroleum AB	37,518	1,191
	Kindred Group plc	83,763	1,049
	Swedish Match AB	18,678	923
	Millicom International Cellular SA	15,702	923
	Nordea Bank AB	84,283	809
	Modern Times Group MTG AB Class B	18,655	778
	Nolato AB Class B	6,897	555
*	THQ Nordic AB Class B	12,856	255
	Cloetta AB Class B	82,264	249
	Securitas AB Class B	13,213	217
	Saab AB Class B	4,835	200
*	Tethys Oil AB	14,312	162
	Paradox Interactive AB	7,599	157
	Oriflame Holding AG	4,593	148
	Arjo AB	33,503	119
	Clas Ohlson AB	11,081	88
*	Momentum Group AB Class B	5,028	62
*	Sectra AB Class B	1,447	38
*	Beijer Ref AB	2,073	37
*	Instalco Intressenter AB	4,868	32
*,^ Orexo AB		3,676	12
			51,982
Switzerland (2.0%)
	Cie Financiere Richemont SA	291,006	24,600
	Schindler Holding AG	99,955	21,461

Nestle SA	272,982	21,156
Novartis AG	152,443	11,548
Roche Holding AG	45,941	10,192
OC Oerlikon Corp. AG	605,523	9,225
Geberit AG	15,005	6,425
Adecco Group AG	31,859	1,880
Logitech International SA	39,874	1,747
UBS Group AG	90,739	1,391
Sonova Holding AG	5,858	1,048
DKSH Holding AG	11,506	809
Vontobel Holding AG	6,876	499
Bucher Industries AG	1,179	393
Swissquote Group Holding SA	6,650	368
Valora Holding AG	1,010	330
Barry Callebaut AG	142	254
Helvetia Holding AG	441	252
Schindler Holding AG (Registered)	785	165
* Tornos Holding AG	13,237	150
Tecan Group AG	575	139
Belimo Holding AG	31	135
ams AG	1,511	112
Liechtensteinische Landesbank AG	1,819	112
Bobst Group SA	709	72
Siegfried Holding AG	95	38
Jungfraubahn Holding AG	236	35
		114,536
Taiwan (1.7%)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,284,807	46,973
United Microelectronics Corp.	17,405,000	9,752
Taiwan Semiconductor Manufacturing Co. Ltd.	1,079,577	7,666
* HTC Corp.	2,415,000	4,501
Yungtay Engineering Co. Ltd.	1,517,000	2,406
* Formosa Petrochemical Corp.	559,000	2,243
Delta Electronics Inc.	623,488	2,235
Teco Electric and Machinery Co. Ltd.	2,699,190	2,026
PChome Online Inc.	364,510	1,532
Chroma ATE Inc.	272,000	1,460
Holtek Semiconductor Inc.	509,000	1,236
Giant Manufacturing Co. Ltd.	291,469	1,231
Simplo Technology Co. Ltd.	184,000	1,079
Taiwan Business Bank	3,384,000	1,043
Gigabyte Technology Co. Ltd.	348,000	768
* TPK Holding Co. Ltd.	340,000	716
Cheng Uei Precision Industry Co. Ltd.	600,000	639
Global Brands Manufacture Ltd.	1,207,000	607
Acter Co. Ltd.	87,400	549
Far Eastern Department Stores Ltd.	790,000	506
AU Optronics Corp.	1,154,000	489
Greatek Electronics Inc.	259,000	459
TOPBI International Holdings Ltd.	130,000	443
Machvision Inc.	28,000	398
Shanghai Commercial & Savings Bank Ltd.	295,878	353
Taiwan Surface Mounting Technology Corp.	392,000	351
* Edom Technology Co. Ltd.	576,000	346
Huaku Development Co. Ltd.	133,000	289
Wistron Corp.	374,338	278
* Mercuries Life Insurance Co. Ltd.	483,000	259

Feedback Technology Corp.	65,100	237
Topoint Technology Co. Ltd.	308,000	210
Stark Technology Inc.	158,800	205
* Winstek Semiconductor Co. Ltd.	178,000	190
* YFY Inc.	467,000	184
DA CIN Construction Co. Ltd.	240,000	183
* Taita Chemical Co. Ltd.	351,000	182
Aten International Co. Ltd.	61,000	177
Sinon Corp.	288,000	163
* LCY Technology Corp.	136,934	160
Farglory Land Development Co. Ltd.	148,000	157
Youngtek Electronics Corp.	83,000	151
Wah Lee Industrial Corp.	83,000	145
Coretronic Corp.	100,000	139
Compal Electronics Inc.	221,000	139
Globe Union Industrial Corp.	224,000	130
* Sysage Technology Co. Ltd.	105,000	125
Sirtec International Co. Ltd.	122,000	112
* Central Reinsurance Co. Ltd.	150,000	103
Shinkong Insurance Co. Ltd.	77,000	90
Asia Vital Components Co. Ltd.	86,000	81
Weikeng Industrial Co. Ltd.	106,000	78
Masterlink Securities Corp.	218,000	77
Unizyx Holding Corp.	158,000	73
Apacer Technology Inc.	57,000	70
* Creative Sensor Inc.	87,000	70
Hong Pu Real Estate Development Co. Ltd.	96,000	69
* Holiday Entertainment Co. Ltd.	35,000	67
Excelsior Medical Co. Ltd.	38,000	63
Ability Enterprise Co. Ltd.	105,000	56
Union Bank Of Taiwan	169,000	56
Grand Ocean Retail Group Ltd.	51,000	54
King's Town Bank Co. Ltd.	50,000	54
* Raydium Semiconductor Corp.	26,941	53
* Lion Travel Service Co. Ltd.	13,000	48
Hotung Investment Holdings Ltd.	35,800	47
* Wei Chuan Foods Corp.	59,000	47
* Planet Technology Corp.	22,000	45
* Champion Building Materials Co. Ltd.	175,000	44
* Pegavision Corp.	6,346	41
Sheng Yu Steel Co. Ltd.	47,000	40
Advancetek Enterprise Co. Ltd.	61,564	39
Yuanta Futures Co. Ltd.	24,000	33
* Nichidenbo Corp.	11,000	33
Audix Corp.	23,000	31
Nien Hsing Textile Co. Ltd.	37,000	28
Lite-On Semiconductor Corp.	20,000	28
* T3EX Global Holdings Corp.	32,000	26
Ardentec Corp.	21,000	23
Yungshin Construction & Development Co. Ltd.	18,000	19
* Harvatek Corp.	28,500	18
Airmate Cayman International Co. Ltd.	19,000	13
* Mildef Crete Inc.	4,000	6
		97,545
Thailand (0.3%)
* PTT PCL	2,417,000	3,494
Bangkok Bank PCL (Foreign)	454,600	2,725

PTT PCL	1,260,000	1,822
Star Petroleum Refining PCL	4,223,100	1,656
Thai Oil PCL	604,800	1,418
Banpu PCL	2,226,900	1,310
PTT Exploration & Production PCL	265,400	1,124
Kasikornbank PCL (Foreign)	181,600	1,095
* PTT Exploration and Production PCL (Local)	184,400	781
IRPC PCL	3,127,600	547
Esso Thailand PCL	1,310,200	459
Siamgas & Petrochemicals PCL	1,307,800	363
BEC World PCL (Foreign)	1,455,100	344
* Thai Oil PCL	122,100	286
Sansiri PCL	5,822,000	270
Susco PCL	2,240,100	216
* Bangchak Corp. PCL	214,100	207
Padaeng Industry PCL	376,000	188
* Siamgas & Petrochemicals PCL	658,200	183
Lanna Resources PCL	229,300	99
* Sena Development PCL	490,350	51
* SNC Former PCL	117,200	49
Lanna Resources PCL	69,700	30
* Tata Steel Thailand PCL	560,300	12
* Padaeng Industry PCL-NVDR Warrants Exp. 5/14/21	125,333	6
		18,735
Turkey (0.2%)
* Turk Hava Yollari AO	1,217,421	3,590
Tupras Turkiye Petrol Rafinerileri AS	132,678	3,128
Turkiye Garanti Bankasi AS	1,179,505	2,152
Tekfen Holding AS	556,564	2,100
* Ulker Biskuvi Sanayi AS	238,127	933
Trakya Cam Sanayii AS	395,654	358
* Ozak Gayrimenkul Yatirim Ortakligi	434,733	252
Anadolu Cam Sanayii AS	390,128	244
Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	111,175	204
* Pegasus Hava Tasimaciligi AS	18,804	101
Albaraka Turk Katilim Bankasi AS	237,382	70
* Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS	37,582	36
		13,168
United Arab Emirates (0.0%)
Emirates NBD PJSC	341,315	910
Dana Gas PJSC	1,198,537	340
Air Arabia PJSC	513,843	137
* Ras Al Khaimah Ceramics	38,273	25
		1,412
United Kingdom (4.1%)
Prudential plc	2,410,378	54,948
BHP Billiton plc	915,757	20,552
Reckitt Benckiser Group plc	200,028	16,435
Hays plc	4,425,332	10,867
Spectris plc	281,115	9,659
WPP plc	355,547	5,586
GlaxoSmithKline plc	272,390	5,492
Intertek Group plc	69,699	5,241
Rightmove plc	59,232	4,140
Compass Group plc	172,765	3,683
BP plc	473,247	3,601

SSP Group plc	418,822	3,495
3 Auto Trader Group plc	574,412	3,219
Bunzl plc	98,381	2,971
Unilever plc	52,450	2,897
Diageo plc	75,097	2,698
TUI AG	122,730	2,684
RELX plc	124,993	2,669
Standard Chartered plc	289,666	2,631
3 Merlin Entertainments plc	506,940	2,585
HomeServe plc	217,796	2,576
Experian plc	87,622	2,162
Rolls-Royce Holdings plc	162,684	2,119
3i Group plc	175,495	2,078
NEX Group plc	150,970	2,041
BAE Systems plc	232,753	1,980
DCC plc	20,081	1,821
Glencore plc	372,027	1,766
Barclays plc	710,957	1,757
G4S plc	489,762	1,725
Antofagasta plc	127,762	1,660
3 ConvaTec Group plc	547,607	1,529
ITV plc	667,497	1,526
Ferrexpo plc	619,463	1,489
Anglo American plc Ordinary Shares	66,010	1,471
Royal Dutch Shell plc Class A	42,357	1,470
Admiral Group plc	55,840	1,403
Thomas Cook Group plc	980,167	1,389
Rio Tinto plc	24,299	1,339
Royal Dutch Shell plc Class B	37,311	1,336
Lloyds Banking Group plc	1,540,994	1,279
Pagegroup plc	171,898	1,275
IG Group Holdings plc	111,817	1,268
* Just Eat plc	122,887	1,260
Informa plc	113,551	1,248
Carnival plc	21,758	1,244
WH Smith plc	47,104	1,240
Daily Mail & General Trust plc	106,754	1,042
GVC Holdings plc	74,607	1,032
easyJet plc	41,987	924
Capita plc	418,102	879
St. James's Place plc	57,304	865
* Serco Group plc	627,939	819
Dart Group plc	79,149	811
Tesco plc	229,735	777
* Provident Financial plc	90,164	711
International Personal Finance plc	262,756	706
Inchcape plc	63,505	653
Sky plc	33,419	644
Jupiter Fund Management plc	90,150	529
* Bank of Georgia Group plc	20,422	506
Abcam plc	28,794	506
Moneysupermarket.com Group plc	120,720	501
Hansteen Holdings plc	362,773	498
John Wood Group plc	59,580	492
Vodafone Group plc	199,031	482
British American Tobacco plc	9,024	455
Close Brothers Group plc	22,948	448

	National Grid plc	40,471	447
	Devro plc	165,249	434
	Dechra Pharmaceuticals plc	11,140	408
	JD Sports Fashion plc	69,058	400
	Playtech plc	37,369	371
	Stagecoach Group plc	189,436	353
	Smith & Nephew plc	17,429	321
	Games Workshop Group plc	7,471	295
	Imperial Brands plc	7,923	294
*	Georgia Capital plc	20,422	278
3	Non-Standard Finance plc	337,398	272
	Softcat plc	26,523	268
	Barratt Developments plc	38,353	260
*	Scapa Group plc	43,818	251
	Rotork plc	56,522	249
	Pets at Home Group plc	140,758	240
	Petrofac Ltd.	30,233	232
	National Express Group plc	43,312	229
	IMI plc	14,018	209
3	ZPG plc	31,389	202
	Britvic plc	18,202	187
	Rathbone Brothers plc	5,443	186
	Morgan Sindall Group plc	8,971	170
	Computacenter plc	8,735	166
	SThree plc	26,014	125
*	Gulf Keystone Petroleum Ltd.	36,109	119
	Stock Spirits Group plc	35,491	106
3	McCarthy & Stone plc	82,383	106
	Advanced Medical Solutions Group plc	23,190	100
	Croda International plc	1,520	96
	Gocompare.Com Group plc	47,701	82
*	EI Group plc	39,119	75
	Vertu Motors plc	93,374	61
	FDM Group Holdings plc	4,314	56
	Millennium & Copthorne Hotels plc	7,250	51
	Renewables Infrastructure Group Ltd.	22,308	32
	U & I Group plc	9,834	30
	Speedy Hire plc	34,429	29
*	Rhythmone plc	7,948	18
			231,592
United States (49.8%)
Consumer Discretionary (6.3%)
*	Amazon.com Inc.	63,704	108,284
	Home Depot Inc.	174,951	34,133
	Royal Caribbean Cruises Ltd.	226,729	23,489
*	Booking Holdings Inc.	9,942	20,153
*	NVR Inc.	6,541	19,429
*,^ Tesla Inc.		49,965	17,135
	McDonald's Corp.	108,634	17,022
*	Netflix Inc.	39,283	15,377
	Omnicom Group Inc.	178,105	13,584
*	CarMax Inc.	158,895	11,579
	Walt Disney Co.	95,533	10,013
	New York Times Co. Class A	358,373	9,282
	Harley-Davidson Inc.	188,660	7,939
	TJX Cos. Inc.	82,744	7,876
*	Ulta Beauty Inc.	20,155	4,705

	Wolverine World Wide Inc.	133,102	4,628
	Williams-Sonoma Inc.	59,521	3,653
*	Deckers Outdoor Corp.	29,769	3,361
*	TripAdvisor Inc.	58,658	3,268
*	AutoZone Inc.	4,553	3,055
*	Stoneridge Inc.	73,692	2,589
*	Michael Kors Holdings Ltd.	37,848	2,521
	Nutrisystem Inc.	51,963	2,001
*	Crocs Inc.	89,728	1,580
	John Wiley & Sons Inc. Class A	20,186	1,260
*	tronc Inc.	65,590	1,133
	BJ's Restaurants Inc.	18,451	1,107
*	Pinnacle Entertainment Inc.	31,973	1,078
*	American Public Education Inc.	25,393	1,069
	Movado Group Inc.	20,565	993
	New Media Investment Group Inc.	35,287	652
*	K12 Inc.	33,139	542
	Rocky Brands Inc.	14,203	426
	Abercrombie & Fitch Co.	15,485	379
	Oxford Industries Inc.	4,346	361
	Gannett Co. Inc.	30,048	321
*	Tropicana Entertainment Inc.	4,248	310
*	Town Sports International Holdings Inc.	20,117	293
*,^ Lee Enterprises Inc.		74,783	213
	Johnson Outdoors Inc. Class A	2,425	205
*	Cambium Learning Group Inc.	17,765	198
	Tilly's Inc. Class A	6,059	92
	Citi Trends Inc.	1,406	39
			357,327
Consumer Staples (4.7%)
	Coca-Cola Co.	1,165,901	51,136
	Procter & Gamble Co.	541,898	42,301
	PepsiCo Inc.	340,425	37,062
	Estee Lauder Cos. Inc. Class A	244,561	34,896
	Hershey Co.	287,443	26,750
	Archer-Daniels-Midland Co.	441,372	20,228
	Colgate-Palmolive Co.	251,895	16,325
	Bunge Ltd.	198,290	13,823
	Costco Wholesale Corp.	43,664	9,125
	Kimberly-Clark Corp.	49,413	5,205
	Sanderson Farms Inc.	35,458	3,728
	Medifast Inc.	15,177	2,431
*	National Beverage Corp.	18,119	1,937
*	USANA Health Sciences Inc.	11,434	1,318
	Inter Parfums Inc.	7,422	397
*	Herbalife Nutrition Ltd.	4,526	243
*	Boston Beer Co. Inc. Class A	496	149
			267,054
Energy (2.6%)
	Apache Corp.	993,352	46,439
	Exxon Mobil Corp.	352,161	29,134
	EOG Resources Inc.	206,726	25,723
	HollyFrontier Corp.	308,819	21,133
	Valero Energy Corp.	100,968	11,190
	National Oilwell Varco Inc.	240,191	10,424
*	Geopark Ltd.	33,324	688

*	Par Pacific Holdings Inc.	26,890	468
	TechnipFMC plc	7,460	237
	Hallador Energy Co.	20,104	144
	Adams Resources & Energy Inc.	96	4
			145,584
Financials (7.8%)
*	Berkshire Hathaway Inc. Class B	289,927	54,115
	Moody's Corp.	262,208	44,722
*	Markel Corp.	25,167	27,290
	Travelers Cos. Inc.	210,928	25,805
	JPMorgan Chase & Co.	236,781	24,673
	First Republic Bank	236,301	22,872
	US Bancorp	451,586	22,588
	Arthur J Gallagher & Co.	289,291	18,885
	Wells Fargo & Co.	334,405	18,539
	Loews Corp.	351,226	16,957
	TD Ameritrade Holding Corp.	297,162	16,276
	American Express Co.	158,422	15,525
	MarketAxess Holdings Inc.	77,266	15,288
	Aflac Inc.	330,694	14,226
	Jefferies Financial Group Inc.	565,333	12,856
	Voya Financial Inc.	263,659	12,392
	Interactive Brokers Group Inc.	176,518	11,369
	Chubb Ltd.	84,896	10,783
	Validus Holdings Ltd.	124,684	8,429
	Hartford Financial Services Group Inc.	160,427	8,203
*,^ LendingTree Inc.		36,019	7,701
	Alleghany Corp.	11,844	6,810
	T. Rowe Price Group Inc.	45,039	5,229
	Willis Towers Watson plc	22,978	3,483
	M&T Bank Corp.	16,784	2,856
	RenaissanceRe Holdings Ltd.	23,018	2,769
	Axis Capital Holdings Ltd.	49,763	2,768
	First Citizens BancShares Inc. Class A	3,082	1,243
	Lazard Ltd. Class A	23,271	1,138
	Houlihan Lokey Inc. Class A	17,212	882
	CNA Financial Corp.	8,702	397
*	Green Dot Corp. Class A	2,763	203
	Investment Technology Group Inc.	6,992	146
	BankFinancial Corp.	7,384	130
	WTB Financial Corp. Class B	139	53
*	GSV Capital Corp.	7,535	52
	TPG Specialty Lending Inc.	30	1
			437,654
Health Care (9.7%)
	Anthem Inc.	200,114	47,633
	Johnson & Johnson	324,669	39,395
*	Waters Corp.	198,648	38,456
*	WellCare Health Plans Inc.	155,332	38,249
	Humana Inc.	98,953	29,451
	Merck & Co. Inc.	437,734	26,570
*	ABIOMED Inc.	62,590	25,602
*	Mettler-Toledo International Inc.	43,267	25,036
*	Myriad Genetics Inc.	634,017	23,693
*	Charles River Laboratories International Inc.	194,019	21,781
	Bruker Corp.	726,121	21,087

ResMed Inc.	201,776	20,900
Thermo Fisher Scientific Inc.	98,698	20,444
* PRA Health Sciences Inc.	200,623	18,730
* Seattle Genetics Inc.	263,383	17,486
* United Therapeutics Corp.	153,103	17,324
* Emergent BioSolutions Inc.	297,313	15,011
* Centene Corp.	97,702	12,038
* Bio-Rad Laboratories Inc. Class A	31,742	9,159
* Corcept Therapeutics Inc.	510,301	8,022
* Alnylam Pharmaceuticals Inc.	77,190	7,602
* Supernus Pharmaceuticals Inc.	123,744	7,406
Baxter International Inc.	93,678	6,917
Bristol-Myers Squibb Co.	105,972	5,865
* Globus Medical Inc.	108,473	5,474
* Enanta Pharmaceuticals Inc.	44,632	5,173
Cigna Corp.	24,791	4,213
* Medpace Holdings Inc.	84,996	3,655
Zoetis Inc.	38,045	3,241
* Veeva Systems Inc. Class A	32,828	2,523
Chemed Corp.	7,136	2,296
* Haemonetics Corp.	24,395	2,188
* PDL BioPharma Inc.	829,708	1,942
Luminex Corp.	59,736	1,764
* Inogen Inc.	6,987	1,302
* Triple-S Management Corp. Class B	28,538	1,115
* Concert Pharmaceuticals Inc.	61,816	1,040
* Orthofix International NV	16,499	937
* Genomic Health Inc.	15,775	795
* AMAG Pharmaceuticals Inc.	35,188	686
* Innoviva Inc.	44,147	609
* STAAR Surgical Co.	16,696	518
HCA Healthcare Inc.	4,527	464
Phibro Animal Health Corp. Class A	7,849	361
Abaxis Inc.	4,162	346
* ChemoCentryx Inc.	19,084	251
* Amedisys Inc.	2,750	235
* Palatin Technologies Inc.	155,385	151
* Jazz Pharmaceuticals plc	800	138
* Vericel Corp.	12,272	119
* Viemed Healthcare Inc.	22,800	80
* Juniper Pharmaceuticals Inc.	7,284	63
* Surmodics Inc.	1,062	59
* Applied Genetic Technologies Corp.	15,032	56
* Five Star Senior Living Inc.	26,481	40
		545,691
Industrials (3.7%)
CH Robinson Worldwide Inc.	261,540	21,880
ManpowerGroup Inc.	221,278	19,043
* Verisk Analytics Inc. Class A	168,030	18,087
Wabtec Corp.	164,859	16,252
* SiteOne Landscape Supply Inc.	157,317	13,210
United Parcel Service Inc. Class B	117,487	12,481
Lincoln Electric Holdings Inc.	129,711	11,383
Union Pacific Corp.	76,903	10,896
* Kirby Corp.	124,864	10,439
United Technologies Corp.	79,177	9,899
3M Co.	42,925	8,444

*	NOW Inc.	542,341	7,229
*	Stericycle Inc.	109,290	7,136
	Fastenal Co.	120,740	5,811
*	TriNet Group Inc.	99,335	5,557
*	Clean Harbors Inc.	99,530	5,529
	Expeditors International of Washington Inc.	70,062	5,122
	PACCAR Inc.	60,543	3,751
	Raytheon Co.	18,598	3,593
*	FTI Consulting Inc.	52,749	3,190
	Kelly Services Inc. Class A	89,198	2,002
*	Vectrus Inc.	52,706	1,624
	Korn/Ferry International	18,709	1,159
	Heidrick & Struggles International Inc.	31,357	1,097
	ICF International Inc.	9,627	684
	ArcBest Corp.	11,568	529
	Robert Half International Inc.	7,999	521
*	CBIZ Inc.	21,246	489
	Kforce Inc.	8,776	301
*	Nexeo Solutions Inc.	16,640	152
	Insperity Inc.	1,271	121
	BG Staffing Inc.	3,574	83
*	TrueBlue Inc.	1,825	49
*,2 Sun-Times Media Group Inc. Class A		130,959	—
			207,743
Information Technology (12.5%)
*	Alphabet Inc. Class A	58,317	65,851
*	Alphabet Inc. Class C	58,129	64,852
	Microsoft Corp.	611,805	60,330
*	Facebook Inc. Class A	305,978	59,458
	Apple Inc.	278,170	51,492
	Mastercard Inc. Class A	205,570	40,399
	Oracle Corp.	755,231	33,275
	Visa Inc. Class A	248,163	32,869
*	GrubHub Inc.	267,057	28,017
	Intel Corp.	459,715	22,852
*	Zillow Group Inc.	370,149	21,861
	Texas Instruments Inc.	174,333	19,220
*	F5 Networks Inc.	80,969	13,963
	Intuit Inc.	65,898	13,463
	Accenture plc Class A	75,827	12,404
	Teradyne Inc.	318,046	12,108
	Analog Devices Inc.	122,007	11,703
	Xilinx Inc.	164,966	10,766
	Maxim Integrated Products Inc.	171,394	10,054
*	Advanced Micro Devices Inc.	617,416	9,255
*	IPG Photonics Corp.	37,022	8,168
*	Cadence Design Systems Inc.	180,430	7,814
*	PayPal Holdings Inc.	92,043	7,664
*	eBay Inc.	188,271	6,827
	Paychex Inc.	97,932	6,694
	Broadcom Inc.	23,795	5,774
	Dolby Laboratories Inc. Class A	92,662	5,716
*	ANSYS Inc.	32,407	5,645
*	salesforce.com Inc.	39,037	5,325
	Hewlett Packard Enterprise Co.	348,704	5,094
*	Fair Isaac Corp.	24,853	4,805
	Broadridge Financial Solutions Inc.	37,917	4,364

HP Inc.	180,113	4,087
* Red Hat Inc.	27,325	3,672
Total System Services Inc.	43,123	3,645
Progress Software Corp.	90,872	3,528
* Syntel Inc.	98,339	3,156
* Adobe Systems Inc.	12,582	3,068
* CoreLogic Inc.	58,250	3,023
Pegasystems Inc.	54,280	2,974
* Zillow Group Inc. Class A	44,560	2,662
* CACI International Inc. Class A	13,044	2,198
* Manhattan Associates Inc.	31,606	1,486
* Tech Data Corp.	14,006	1,150
Genpact Ltd.	37,418	1,082
* Sykes Enterprises Inc.	25,075	722
Systemax Inc.	14,656	503
* QuinStreet Inc.	35,367	449
* NETGEAR Inc.	6,315	395
* Xcerra Corp.	24,677	345
* Rudolph Technologies Inc.	8,544	253
QAD Inc. Class A	4,457	223
* Vishay Precision Group Inc.	5,349	204
* OneSpan Inc.	10,216	201
* Rosetta Stone Inc.	6,962	112
TransAct Technologies Inc.	3,048	38
* Computer Task Group Inc.	3,825	30
* Electro Scientific Industries Inc.	327	5
* eGain Corp.	331	5
		707,298
Materials (1.8%)
Praxair Inc.	185,900	29,400
Martin Marietta Materials Inc.	72,347	16,157
PPG Industries Inc.	99,780	10,350
Albemarle Corp.	99,016	9,340
Warrior Met Coal Inc.	307,299	8,472
Domtar Corp.	145,286	6,936
* Axalta Coating Systems Ltd.	214,087	6,489
Louisiana-Pacific Corp.	123,051	3,349
Boise Cascade Co.	61,311	2,741
Kronos Worldwide Inc.	91,113	2,053
Mercer International Inc.	113,926	1,994
Schnitzer Steel Industries Inc.	34,688	1,169
* Verso Corp.	43,190	940
* Resolute Forest Products Inc.	90,510	937
		100,327
Real Estate (0.6%)
Rayonier Inc.	332,473	12,864
* Howard Hughes Corp.	71,184	9,432
Weyerhaeuser Co.	146,301	5,334
RMR Group Inc. Class A	35,311	2,770
Xenia Hotels & Resorts Inc.	68,471	1,668
* Marcus & Millichap Inc.	28,663	1,118
		33,186
Telecommunication Services (0.1%)
AT&T Inc.	99,860	3,207
* Vonage Holdings Corp.	160,033	2,063
* United States Cellular Corp.	48,139	1,783

	Telephone & Data Systems Inc.			48,156	1,320
					8,373
Total United States					2,810,237
Total Common Stocks (Cost $4,233,595)					5,434,500
		Coupon
Temporary Cash Investments (4.7%)1
Money Market Fund (4.6%)
5,6 Vanguard Market Liquidity Fund		2.122%		2,564,054	256,431

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
7	United States Treasury Bill	1.916%	9/6/18	1,100	1,096
7	United States Treasury Bill	1.918%	10/4/18	100	99
7	United States Treasury Bill	2.034%-2.078%	11/15/18	4,400	4,367
7	United States Treasury Bill	2.033%	11/23/18	1,500	1,488
					7,050
Total Temporary Cash Investments (Cost $263,469)					263,481
Total Investments (101.0%) (Cost $4,497,064)					5,697,981
Other Assets and Liabilities-Net (-1.0%)7					(56,479)
Net Assets (100%)					5,641,502

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $59,013,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 98.4% and 2.6%, respectively, of net assets.
2 Security value determined using significant unobservable inputs.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, the aggregate value of these securities was $23,742,000, representing 0.4% of net assets.
4 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
6 Includes $61,721,000 of collateral received for securities on loan.
7 Securities with a value of $5,858,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2018	524	71,306	(1,599)
Dow Jones EURO STOXX 50 Index	September 2018	453	17,935	(324)

Global Equity Fund

Topix Index	September 2018	90	14,061	(334)
FTSE 100 Index	September 2018	98	9,835	(50)
S&P ASX 200 Index	September 2018	46	5,224	66
				(2,241)

Unrealized appreciation (depreciation) on open futures contracts, except for Topix Index and S&P ASX

200 Index futures contracts, is required to be treated as realized gain (loss) for tax purposes. Unrealized appreciation (depreciation) for Topix Index and S&P ASX 200 Index futures contracts is generally treated the same for financial reporting and tax purposes.

Forward Currency Contracts
		Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Bank of America, N.A.	9/26/18	EUR	15,890	USD	18,872	(190)
Barclays Bank plc	9/19/18	JPY	1,241,800	USD	11,383	(101)
Barclays Bank plc	9/26/18	GBP	7,308	USD	9,820	(137)
Toronto-Dominion Bank	9/25/18	AUD	6,915	USD	5,104	15
Bank of America, N.A.	9/19/18	JPY	356,680	USD	3,276	(36)
JPMorgan Chase Bank, N.A.	9/26/18	GBP	405	USD	544	(8)
Barclays Bank plc	9/26/18	EUR	454	USD	539	(5)
BNP Paribas	9/19/18	JPY	33,561	USD	308	(3)
Bank of America, N.A.	9/25/18	AUD	66	USD	49	—
Citibank, N.A.	9/26/18	USD	784	EUR	660	9
Citibank, N.A.	9/19/18	USD	329	JPY	35,990	2
Credit Suisse International	9/26/18	USD	310	GBP	230	5
						(449)

AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest

Global Equity Fund

quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of June 30, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—International	527,490	2,096,773	—
Common Stocks—United States	2,810,000	237	—
Temporary Cash Investments	256,431	7,050	—
Futures Contracts—Assets[1]	390	—	—
Futures Contracts—Liabilities[1]	(20)	—	—
Forward Currency Contracts—Assets	—	31	—
Forward Currency Contracts—Liabilities	—	(480)	—
Total	3,594,291	2,103,611	—
1 Represents variation margin on the last day of the reporting period.

Global Equity Fund

D. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts or to protect the value of securities and related receivables and payables against changes in foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

E. At June 30, 2018, the cost of investment securities for tax purposes was $4,511,182,000. Net unrealized appreciation of investment securities for tax purposes was $1,186,799,000, consisting of unrealized gains of $1,403,532,000 on securities that had risen in value since their purchase and $216,733,000 in unrealized losses on securities that had fallen in value since their purchase.

F. Transactions during the period in investments where the issuer is another member if the Vanguard Group were as follows:

Global Equity Fund

		Current Period Transactions
	Sept. 30,		Proceeds	Net	Change in			June 30,
	2017		from	Realized	Net		Capital Gain	2018
	Market	Purchases	Securities	Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard FTSE
Emerging Markets ETF	17,276	42,488	39,030	772	(1,885)	271	—	19,621
Vanguard Market
Liquidity Fund	226,433	NA1	NA1	(19)	10	2,281	—	256,431
Total	243,709			753	1,875	2,552	—	276,052
1 Not applicable—purchases and sales are for temporary cash investment purposes.

F. At June 30, 2018, the cost of investment securities for tax purposes was $4,497,064,000. Net unrealized appreciation of investment securities for tax purposes was $1,200,917,000, consisting of unrealized gains of $1,417,650,000 on securities that had risen in value since their purchase and $216,733,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Strategic Small-Cap Equity Fund

Schedule of Investments (unaudited)
As of June 30, 2018

			Market
			Value
		Shares	($000)
Common Stocks (99.5%)1
Consumer Discretionary (13.8%)
^,* RH		116,832	16,321
	World Wrestling Entertainment Inc. Class A	215,745	15,711
*	Weight Watchers International Inc.	143,672	14,525
*	Deckers Outdoor Corp.	112,413	12,690
*	Urban Outfitters Inc.	249,320	11,107
	Abercrombie & Fitch Co.	442,529	10,833
^	PetMed Express Inc.	245,011	10,793
	New York Times Co. Class A	373,159	9,665
	Tailored Brands Inc.	373,843	9,541
	Ruth's Hospitality Group Inc.	334,968	9,396
	Bloomin' Brands Inc.	465,185	9,350
	Winnebago Industries Inc.	229,045	9,299
*	Visteon Corp.	65,893	8,516
*	Crocs Inc.	476,258	8,387
*	Grand Canyon Education Inc.	64,570	7,207
*	Penn National Gaming Inc.	187,465	6,297
	American Eagle Outfitters Inc.	261,243	6,074
*	Cooper-Standard Holdings Inc.	45,420	5,935
	Brinker International Inc.	123,483	5,878
*	MSG Networks Inc.	228,614	5,475
	MDC Holdings Inc.	177,196	5,452
	Gannett Co. Inc.	440,657	4,715
*	Chegg Inc.	167,209	4,647
*	Sotheby's	75,435	4,099
^,* Conn's Inc.		120,856	3,988
*	Planet Fitness Inc. Class A	73,167	3,215
	John Wiley & Sons Inc. Class A	51,331	3,203
	Dine Brands Global Inc.	39,108	2,925
	Churchill Downs Inc.	9,260	2,746
	Lions Gate Entertainment Corp. Class A	109,586	2,720
	Movado Group Inc.	55,559	2,684
*	William Lyon Homes Class A	109,831	2,548
	BJ's Restaurants Inc.	40,046	2,403
	Columbia Sportswear Co.	25,485	2,331
	Oxford Industries Inc.	21,455	1,780
^,* LGI Homes Inc.		28,298	1,634
*	Burlington Stores Inc.	6,864	1,033
	Thor Industries Inc.	9,375	913
			246,036
Consumer Staples (2.8%)
*	Boston Beer Co. Inc. Class A	35,124	10,527
	Medifast Inc.	62,939	10,080
*	National Beverage Corp.	58,694	6,274
*	United Natural Foods Inc.	90,914	3,878
*	Cal-Maine Foods Inc.	79,496	3,645
	Ingles Markets Inc. Class A	104,080	3,310
	Calavo Growers Inc.	32,760	3,150
*	Performance Food Group Co.	65,509	2,404

*	USANA Health Sciences Inc.	20,625	2,378
*	Central Garden & Pet Co.	51,800	2,252
	MGP Ingredients Inc.	11,288	1,003
*	Sprouts Farmers Market Inc.	40,540	895
			49,796
Energy (5.3%)
*	California Resources Corp.	311,887	14,172
*	Denbury Resources Inc.	2,831,063	13,618
	PBF Energy Inc. Class A	295,930	12,408
*	Whiting Petroleum Corp.	217,985	11,492
	SM Energy Co.	365,752	9,396
^	CVR Energy Inc.	248,743	9,201
*	ProPetro Holding Corp.	540,136	8,469
*	Apergy Corp.	100,871	4,211
*	W&T Offshore Inc.	463,053	3,311
*	Exterran Corp.	85,541	2,142
	Arch Coal Inc. Class A	26,694	2,094
*	SEACOR Holdings Inc.	17,578	1,007
*	Par Pacific Holdings Inc.	57,175	994
*	REX American Resources Corp.	11,785	954
	Archrock Inc.	74,558	895
			94,364
Financials (17.2%)
	Synovus Financial Corp.	255,714	13,509
	TCF Financial Corp.	515,415	12,689
	LPL Financial Holdings Inc.	191,124	12,526
*	Green Dot Corp. Class A	169,195	12,417
	American Equity Investment Life Holding Co.	321,886	11,588
	BankUnited Inc.	283,570	11,584
^,* BofI Holding Inc.		278,995	11,414
	Primerica Inc.	112,015	11,157
	Walker & Dunlop Inc.	200,213	11,142
	Federal Agricultural Mortgage Corp.	120,627	10,794
	Washington Federal Inc.	318,116	10,402
	International Bancshares Corp.	235,239	10,068
	First Citizens BancShares Inc. Class A	24,870	10,030
	Legg Mason Inc.	282,668	9,817
^,* Credit Acceptance Corp.		26,747	9,452
*	MGIC Investment Corp.	832,528	8,925
	Assured Guaranty Ltd.	245,791	8,782
	Universal Insurance Holdings Inc.	238,634	8,376
*	Flagstar Bancorp Inc.	220,851	7,566
	Umpqua Holdings Corp.	333,260	7,528
	Nelnet Inc. Class A	128,216	7,489
*	NMI Holdings Inc. Class A	444,000	7,237
	Cathay General Bancorp	155,832	6,310
	Houlihan Lokey Inc. Class A	116,006	5,942
	Kemper Corp.	71,830	5,434
	Cadence BanCorp Class A	185,779	5,363
*	Essent Group Ltd.	138,417	4,958
	Evercore Inc. Class A	44,663	4,710
	Hancock Whitney Corp.	99,009	4,619
	CNO Financial Group Inc.	219,929	4,187
	Virtu Financial Inc. Class A	155,333	4,124
	Radian Group Inc.	253,822	4,117
	BancorpSouth Bank	117,807	3,882

	BOK Financial Corp.	34,416	3,235
	Hanover Insurance Group Inc.	21,117	2,525
*	Western Alliance Bancorp	43,065	2,438
*	Enova International Inc.	65,356	2,389
	Green Bancorp Inc.	110,131	2,379
*	World Acceptance Corp.	21,248	2,359
	FirstCash Inc.	25,436	2,285
	CenterState Bank Corp.	63,018	1,879
	First Financial Bancorp	60,638	1,859
*	First BanCorp	198,908	1,522
*	Seacoast Banking Corp. of Florida	41,316	1,305
*	Ambac Financial Group Inc.	47,857	950
*	EZCORP Inc. Class A	72,741	877
	First American Financial Corp.	16,864	872
	TrustCo Bank Corp. NY	60,090	535
			305,547
Health Care (13.5%)
	Chemed Corp.	44,151	14,208
*	Inogen Inc.	71,970	13,410
	Encompass Health Corp.	192,233	13,018
*	Haemonetics Corp.	139,807	12,538
*	Charles River Laboratories International Inc.	110,515	12,406
*	Myriad Genetics Inc.	328,427	12,273
*	Array BioPharma Inc.	654,877	10,989
*	Tenet Healthcare Corp.	308,225	10,347
	Bruker Corp.	322,117	9,354
*	ImmunoGen Inc.	905,546	8,811
*	PRA Health Sciences Inc.	90,613	8,460
*	Tivity Health Inc.	221,935	7,812
*	Veeva Systems Inc. Class A	97,413	7,487
*	Enanta Pharmaceuticals Inc.	62,319	7,223
*	Vanda Pharmaceuticals Inc.	376,919	7,180
*	Spectrum Pharmaceuticals Inc.	327,507	6,865
*	Halozyme Therapeutics Inc.	388,055	6,547
*	WellCare Health Plans Inc.	26,046	6,414
^,* Sorrento Therapeutics Inc.		812,751	5,852
*	AMN Healthcare Services Inc.	96,451	5,652
*	Nektar Therapeutics Class A	96,170	4,696
*	REGENXBIO Inc.	62,801	4,506
*	Integer Holdings Corp.	64,036	4,140
*	Zogenix Inc.	91,330	4,037
*	CytomX Therapeutics Inc.	172,771	3,950
^,* Immunomedics Inc.		151,699	3,591
*	STAAR Surgical Co.	101,397	3,143
*	Amneal Pharmaceuticals Inc.	170,534	2,798
*	LHC Group Inc.	28,088	2,404
*	GlycoMimetics Inc.	121,388	1,958
*	Lantheus Holdings Inc.	132,763	1,932
*	Amedisys Inc.	22,300	1,906
^,* Novavax Inc.		1,338,810	1,794
*	FibroGen Inc.	26,004	1,628
*	Molina Healthcare Inc.	16,513	1,617
*	Select Medical Holdings Corp.	81,610	1,481
*	uniQure NV	36,076	1,364
*	Acorda Therapeutics Inc.	46,662	1,339
*	Medpace Holdings Inc.	30,447	1,309
*	Quidel Corp.	15,958	1,061

Ensign Group Inc.	27,816	996
* Depomed Inc.	137,892	920
* Magellan Health Inc.	7,821	750
* Sangamo Therapeutics Inc.	52,775	749
		240,915
Industrials (14.4%)
* TriNet Group Inc.	211,227	11,816
Terex Corp.	268,516	11,329
GATX Corp.	151,330	11,233
* Generac Holdings Inc.	213,048	11,021
* Harsco Corp.	496,616	10,975
* Continental Building Products Inc.	347,461	10,962
* SPX Corp.	299,320	10,491
* Axon Enterprise Inc.	165,327	10,445
SkyWest Inc.	192,743	10,003
* Cimpress NV	65,646	9,516
* Rush Enterprises Inc. Class A	214,461	9,303
* Meritor Inc.	448,580	9,227
Graco Inc.	200,441	9,064
Greenbrier Cos. Inc.	151,772	8,006
* Avis Budget Group Inc.	242,204	7,872
Insperity Inc.	80,449	7,663
Triton International Ltd.	239,371	7,339
Global Brass & Copper Holdings Inc.	222,028	6,961
* Builders FirstSource Inc.	375,482	6,868
H&E Equipment Services Inc.	178,661	6,719
Quad/Graphics Inc.	321,975	6,707
ArcBest Corp.	135,306	6,184
Ennis Inc.	284,242	5,784
* FTI Consulting Inc.	94,575	5,720
KBR Inc.	303,415	5,437
EMCOR Group Inc.	65,102	4,960
* PGT Innovations Inc.	228,196	4,758
HEICO Corp. Class A	61,325	3,738
* SP Plus Corp.	92,213	3,430
Spirit AeroSystems Holdings Inc. Class A	38,463	3,304
* Herc Holdings Inc.	53,534	3,016
Primoris Services Corp.	110,723	3,015
ACCO Brands Corp.	190,623	2,640
McGrath RentCorp	40,216	2,545
* Echo Global Logistics Inc.	80,892	2,366
Korn/Ferry International	25,109	1,555
* Proto Labs Inc.	7,985	950
* SPX FLOW Inc.	21,330	934
* Vicor Corp.	21,182	923
* XPO Logistics Inc.	8,665	868
Dun & Bradstreet Corp.	7,023	861
		256,508
Information Technology (15.6%)
Booz Allen Hamilton Holding Corp. Class A	328,728	14,375
* CACI International Inc. Class A	74,399	12,540
* Etsy Inc.	295,976	12,487
* Square Inc.	185,604	11,441
* ePlus Inc.	121,029	11,389
* RingCentral Inc. Class A	160,270	11,275
* Zebra Technologies Corp.	74,685	10,699

	ManTech International Corp. Class A	190,634	10,226
*	Apptio Inc. Class A	279,956	10,134
*	Glu Mobile Inc.	1,526,676	9,786
*	SolarEdge Technologies Inc.	193,497	9,259
*	Hortonworks Inc.	497,475	9,064
*	First Solar Inc.	164,097	8,641
^,* Match Group Inc.		221,912	8,597
^,* Fitbit Inc. Class A		1,316,086	8,594
*	Five9 Inc.	224,205	7,751
*	Appfolio Inc.	126,283	7,722
^,* Unisys Corp.		594,102	7,664
*	Advanced Micro Devices Inc.	475,364	7,126
*	SMART Global Holdings Inc.	220,596	7,030
*	Anixter International Inc.	101,082	6,398
	TTEC Holdings Inc.	167,113	5,774
	Kulicke & Soffa Industries Inc.	241,431	5,751
	Jabil Inc.	195,387	5,404
	MAXIMUS Inc.	84,160	5,227
*	Extreme Networks Inc.	628,881	5,006
*	Syntel Inc.	146,140	4,690
	Plantronics Inc.	58,462	4,458
	SYNNEX Corp.	44,164	4,262
*	Plexus Corp.	53,429	3,181
*	Pure Storage Inc. Class A	129,198	3,085
^,* Ubiquiti Networks Inc.		34,745	2,944
*	Mellanox Technologies Ltd.	33,945	2,862
*	Avid Technology Inc.	518,993	2,699
	Comtech Telecommunications Corp.	81,678	2,604
	Versum Materials Inc.	63,422	2,356
*	Sykes Enterprises Inc.	78,044	2,246
*	Amkor Technology Inc.	250,000	2,147
	Science Applications International Corp.	25,764	2,085
*	Infinera Corp.	160,244	1,591
*	Cree Inc.	31,993	1,330
*	Virtusa Corp.	24,936	1,214
*	Varonis Systems Inc.	14,467	1,078
*	TTM Technologies Inc.	51,841	914
*	Alpha & Omega Semiconductor Ltd.	63,771	908
^,* SunPower Corp. Class A		103,799	796
			276,810
Materials (5.0%)
*	AdvanSix Inc.	241,105	8,832
	Greif Inc. Class A	163,026	8,623
	Louisiana-Pacific Corp.	307,576	8,372
*	Alcoa Corp.	171,432	8,037
	Huntsman Corp.	273,455	7,985
	Chemours Co.	164,576	7,301
*	Koppers Holdings Inc.	166,645	6,391
	Boise Cascade Co.	140,501	6,280
	Domtar Corp.	121,531	5,802
	Warrior Met Coal Inc.	197,692	5,450
	Schnitzer Steel Industries Inc.	125,319	4,223
	Kronos Worldwide Inc.	130,683	2,944
*	GCP Applied Technologies Inc.	91,379	2,645
	United States Steel Corp.	66,169	2,299
	Mercer International Inc.	129,655	2,269

Carpenter Technology Corp.	27,466	1,444
		88,897
Real Estate (8.7%)
Xenia Hotels & Resorts Inc.	480,711	11,710
Ryman Hospitality Properties Inc.	138,530	11,519
Pebblebrook Hotel Trust	286,717	11,125
Hospitality Properties Trust	377,134	10,790
CoreSite Realty Corp.	95,791	10,616
Life Storage Inc.	84,544	8,227
National Health Investors Inc.	100,609	7,413
MGM Growth Properties LLC Class A	229,912	7,003
Apple Hospitality REIT Inc.	369,646	6,609
EastGroup Properties Inc.	65,404	6,250
Lexington Realty Trust	694,072	6,059
First Industrial Realty Trust Inc.	173,517	5,785
Getty Realty Corp.	191,049	5,382
Select Income REIT	236,086	5,305
Ashford Hospitality Trust Inc.	637,176	5,161
Chesapeake Lodging Trust	155,430	4,918
Tier REIT Inc.	166,256	3,954
Chatham Lodging Trust	185,610	3,939
Taubman Centers Inc.	66,305	3,896
New Senior Investment Group Inc.	506,647	3,835
DiamondRock Hospitality Co.	193,063	2,371
^,* Forestar Group Inc.	111,624	2,316
DDR Corp.	121,631	2,177
One Liberty Properties Inc.	76,452	2,019
Universal Health Realty Income Trust	26,888	1,720
Piedmont Office Realty Trust Inc. Class A	71,323	1,421
Independence Realty Trust Inc.	109,940	1,133
HFF Inc. Class A	32,766	1,126
PotlatchDeltic Corp.	17,128	871
		154,650
Telecommunication Services (0.5%)
* Vonage Holdings Corp.	538,378	6,939
* Boingo Wireless Inc.	58,735	1,327
		8,266
Utilities (2.7%)
Otter Tail Corp.	230,839	10,988
PNM Resources Inc.	263,203	10,239
IDACORP Inc.	68,843	6,350
Hawaiian Electric Industries Inc.	114,138	3,915
American States Water Co.	66,623	3,808
NextEra Energy Partners LP	70,262	3,279
Avista Corp.	39,925	2,102
NRG Yield Inc.	120,495	2,073
South Jersey Industries Inc.	49,185	1,646
ALLETE Inc.	20,520	1,588
Unitil Corp.	25,180	1,285
Chesapeake Utilities Corp.	6,689	535
New Jersey Resources Corp.	11,211	502
		48,310
Total Common Stocks (Cost $1,418,871)		1,770,099

		Coupon
Temporary Cash Investments (2.2%)1
Money Market Fund (2.2%)
2,3 Vanguard Market Liquidity Fund		2.122%		380,561	38,060

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
4	United States Treasury Bill	2.078%	11/15/18	450	447
Total Temporary Cash Investments (Cost $38,502)					38,507
Total Investments (101.7%) (Cost $1,457,373)					1,808,606
Other Assets and Liabilities-Net (-1.7%)3					(30,098)
Net Assets (100%)					1,778,508
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $30,493,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 1.7%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $31,843,000 of collateral received for securities on loan.
4 Securities with a value of $447,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
					Value and
			Number of		Unrealized
			Long (Short)	Notional	Appreciation
		Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index		September 2018	108	8,897	(180)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

Strategic Small-Cap Equity Fund

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of June 30, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,770,099	—	—
Temporary Cash Investments	38,060	447	—
Futures Contracts—Liabilities[1]	(17)	—	—
Total	1,808,142	447	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. At June 30, 2018, the cost of investment securities for tax purposes was $1,457,373,000. Net unrealized appreciation of investment securities for tax purposes was $351,233,000, consisting of unrealized gains of $392,410,000 on securities that had risen in value since their purchase and $41,177,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD HORIZON FUNDS

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: August 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD HORIZON FUNDS

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: August 20, 2018

VANGUARD HORIZON FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: August 20, 2018

*By: /s/ Anne E. Robinson
Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018 see file Number 33-32216, Incorporated by Reference.